REGISTRATION NO. 333-30329/811-04909

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
               Pre-Effective Amendment No.                              [   ]
                                             ------
               Post-Effective Amendment No.   22                         [X]
                                            ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 19    [X]
                              Amendment No.  1                           [X]
                                           ----
                     (Check appropriate box or boxes.)


                           SAFECO SEPARATE ACCOUNT SL
                           (Exact Name of Registrant)

                          SAFECO Life Insurance Company
                               (Name of Depositor)

                5069 154th Place N.E., Redmond, Washington      98052
         (Address of Depositor's Principal Executive Offices) (Zip Code)

         Depositor's Telephone Number, including Area Code (425) 376-8000
                                                           --------------

                      Name and Address of Agent for Service
                              Jacqueline Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026



Approximate date of Proposed Public Offering . . . . . .  As Soon as Practicable
                                                          after Effective Date


It is proposed that this filing will become effective:

 [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] On (date), pursuant to paragraph (b) of Rule 485
 [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
 [x] On ___________pursuant to paragraph (a) of Rule 485


If appropriate, check the following:
        [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 2002 on or about _________ 2003.

                              -------------------

                      Title of securities being registered:
                Flexible Premium Variable Life Insurance Policies

                                     PART A

                                   PROSPECTUS

                                     PREMIER
                              Accumulation Life(R)
           INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                                    issued by

                           SAFECO SEPARATE ACCOUNT SL
                                       and
                          SAFECO LIFE INSURANCE COMPANY


This prospectus describes the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus is not valid unless given with current prospectuses for the portfolios available under the policy. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

To learn more about the PREMIER Accumulation Life Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (SAI) dated ________, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. The SEC maintains a website at (http:\\www.sec.gov). You may request a free paper copy of the SAI or this prospectus if you have received it in an electronic format, by calling us at 1-800-4SAFECO or writing us at: PO Box 34690 Seattle, WA 98124-1690.


Dated: _____-- 2003

SAFECO RESOURCE SERIES TRUST

     o    SAFECO RST Equity Portfolio

     o    SAFECO RST Growth Opportunities Portfolio

     o    SAFECO RST Northwest Portfolio

     o    SAFECO RST Bond Portfolio

     o    SAFECO RST Small Company Value Portfolio

AIM VARIABLE INSURANCE FUNDS

     o    AIM V.I. Aggressive Growth Fund (Series I Shares)

     o    AIM V.I. Growth Fund (Series I Shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     o    American Century VP Balanced

     o    American Century VP International

     o    American Century VP Value

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     o    The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares

DREYFUS INVESTMENT PORTFOLIOS ("Dreyfus IP")

     o    Dreyfus IP - MidCap Stock Portfolio - Initial Shares

     o    Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

     o    Dreyfus VIF - Appreciation Portfolio - Initial Shares

     o    Dreyfus VIF - Quality Bond Portfolio - Initial Shares

FEDERATED INSURANCE SERIES

     o    Federated High Income Bond Fund II

     o    Federated Utility Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

     o    Fidelity(R) VIP Money Market Portfolio

     o    Fidelity(R) VIP Growth Portfolio

     o    Fidelity(R) VIP Growth Opportunities Portfolio

     o    Fidelity(R) VIP Growth & Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

     o    Franklin Small Cap Fund - Class 2

     o    Franklin U.S. Government Fund - Class 2

     o    Templeton Developing Markets Securities Fund - Class 2

     o    Templeton Growth Securities Fund - Class 2

     o    Mutual Shares Securities Fund - Class 2

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     o    INVESCO VIF-Real Estate Opportunity Fund

J.P. MORGAN SERIES TRUST II

     o    JPMorgan U.S. Disciplined Equity Portfolio

SCUDDER VARIABLE SERIES I ("VS I")

     o    Scudder VS I Balanced Portfolio

     o    Scudder VS I International Portfolio




--------------------------------------------------------------------------------
Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS                                         Page
--------------------------------------------------------------------------------

RISK BENEFIT SUMMARY

FEE TABLE

POLICY DIAGRAM

1.   THE POLICY
     Owner
     Insured
     Beneficiary
     Assignment

2.   PREMIUMS
     Allocation of Premium and Cash Value
     Accumulation Units
     Policy Lapse and Grace Period
     Reinstatement
     Right to Examine

3.   INVESTMENT OPTIONS
     Variable Investment Options
     Fixed Account
     Transfers Among Portfolios and the Fixed Account
     Transfer Transactions Available
     Scheduled Transfers
     Limits on Excessive Transfers

4.   CHARGES AND EXPENSES
     Insurance Charge
     Monthly Charges
     Surrender Charge
     Premium Tax Charge
     Income or Other Taxes
     Portfolio Expenses

5.   INSURANCE BENEFITS
     Changes in the Face Amount of Insurance and/or the
          Death Benefit Options
     Guaranteed Death Benefit Endorsement
     Extended Maturity Benefit Endorsement
     Exchanges and Conversion
     Additional Benefits

6.   TAXES
     In General
     Tax Status of the Policy
     Modified Endowment Contracts
     Investor Control and Diversification
     Tax Withholding
     Business Use of Policy
     Qualified Plans

7.   ACCESS TO YOUR MONEY
     Loans
     Withdrawals
     SMART(R) Distributions
     Surrender
     Maturity Date
     Minimum Value

8.   OTHER INFORMATION
     SAFECO Life
     Separate Account
     General Account
     Distribution (Principal Underwriter)
     Legal Proceedings
     Right to Suspend Payments, Transfers, Loans, or
         Withdrawals
     Voting Rights
     Disregard of Voting Instructions
     Reports to Policy Owners
     Internet Information
     Financial Statements

9.   HYPOTHETICAL ILLUSTRATIONS

================================================================================
                              RISK BENEFIT SUMMARY
================================================================================

             You should refer to your policy for actual and complete
                              terms of the policy.


--------------------------------------------------------------------------------
DEATH BENEFITS
--------------------------------------------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). In the policy, we promise to pay a death benefit to the named beneficiary when the insured dies. The amount of death benefit depends upon the face amount of insurance you select, any riders which may be added to your policy, and the death benefit option in effect on the date of the insured's death. You choose between two death benefit options when applying for the policy. Subject to certain restrictions, you may change death benefit options while the policy is in force.

The policy is flexible because you can vary the amount and frequency of premiums, choose between death benefit options, transfer among investment options and increase or decrease the face amount of insurance. Additional benefits may be added to your policy by rider and may require an additional monthly charge.

The policy can be used for insurance protection and estate planning, as well as for retirement and other long term financial goals. You should consider the policy in conjunction with other insurance you own. The policy is not suitable as a short-term investment.

--------------------------------------------------------------------------------
INVESTMENT OPTION BENEFITS
--------------------------------------------------------------------------------

Currently, the separate account invests in 41 sub accounts, however, not all investment options may be available for all policies. You can have money in up to 17 of the available investment options and the fixed account under the policy at any one time. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the insured is alive, you may surrender your policy for the cash surrender value. Surrenders, however, may be subject to certain charges and may also have tax consequences.

Partial Withdrawal. After the first policy year, you can take money out of your policy through a partial withdrawal. There is no charge on withdrawals as long as the policy stays in force. However, withdrawals may affect the death benefit and have tax consequences.

Transfers. You can transfer money among any of the available investment options or between the fixed account and the investment options at any time while the policy is in force and the insured is living. There is no charge on transfers. Scheduled transfer options are also available through dollar cost averaging and portfolio rebalancing.

--------------------------------------------------------------------------------
LOAN BENEFITS
--------------------------------------------------------------------------------

You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value as non-preferred loans or preferred loans. Non-preferred loans are charged loan interest during the first ten policy years. The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. During the first ten policy years, preferred loans may also be available to you. Preferred loans are available when the loan amount does not exceed the total investment gain in your policy, less policy charges and existing loan amounts. There is no cost to you on preferred loans.

--------------------------------------------------------------------------------
TAX BENEFITS
--------------------------------------------------------------------------------

We intend for the policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the policy value, and therefore should not be taxed on increases in the policy value until you take out a loan, make a partial withdrawal, surrender the policy, or we pay the maturity benefit. In addition, transfers of policy value are not taxable transactions.

--------------------------------------------------------------------------------
POLICY LAPSE RISK
--------------------------------------------------------------------------------

You must have sufficient money ("cash surrender value") in your policy account to cover all policy charges or your policy will lapse. If you don't have enough money in your policy to keep it in force, you will be granted a grace period of 61 days. In that time, if we do not receive sufficient money to keep your policy in force, the policy will lapse. The risk of lapse may increase if you take partial withdrawals and policy loans. In addition, the risk of lapse is increased if you incur increased charges due to an increase in face amount or higher Cost of Insurance rates.

--------------------------------------------------------------------------------
INVESTMENT RISK
--------------------------------------------------------------------------------

If you invest in the available portfolios under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these portfolios. Your policy value and death benefit will go up or down as a result of investment performance. You may also allocate money to the fixed account, which credits guaranteed interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be less than an annual effective guaranteed interest rate of 4%.

The risks and benefits of each portfolio is fully described in its accompanying prospectus. Please refer to the prospectuses for the underlying portfolios for a complete discussion including the investment risks. There is no assurance that any of the portfolios will achieve its stated investment objective.


--------------------------------------------------------------------------------
TAX RISKS
--------------------------------------------------------------------------------

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements. In addition, your policy could be treated as a modified endowment contract (MEC) under federal tax laws. If you policy is treated as a MEC, partial or full surrenders, as well as policy loans, could incur taxes and tax penalties. We monitor the status of your policy and will advise you when you are about to perform a transaction that may cause it to become a MEC. You should consult your tax advisor to determine the impact MEC status will have on you before going forward with such a transaction.

--------------------------------------------------------------------------------
LOAN RISKS
--------------------------------------------------------------------------------

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent affect on the amount of money you are able to accumulate in your policy. Loans may also result in policy lapse if the loan amount reduces the cash surrender value to zero. Loans may have tax consequences. Please consult a tax advisor before borrowing money from your policy.



--------------------------------------------------------------------------------
INQUIRIES
--------------------------------------------------------------------------------

If you need more information, please contact us at:

     SAFECO Life Insurance Company
     5069 154th Place NE
     Redmond, WA 98052-9669
     1-800-4SAFECO
     1-800-472-3326
     http:\\www.SAFECO.com

================================================================================

                           SAFECO SEPARATE ACCOUNT SL

                                    FEE TABLE
================================================================================
The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning, and surrendering the policy. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.



================================================================================
                                TRANSACTION FEES
================================================================================
The Transaction Table describes the fees and expenses that you will pay at the time you buy or surrender the policy.

                                     CHARGE
                             WHEN CHARGE IS DEDUCTED
                             MAXIMUM AMOUNT DEDUCTED


PREMIUM TAXES (1)

                          Upon payment of each premium

                              3.5% of each premium


SURRENDER CHARGE


   Upon surrender or decrease in face amount during the first 10 policy years

Either:

o 50% of the scheduled annual level premium for years 1 through 6, decreasing by 10% per year for years 7 through 10;

 or

o 30% of the actual premium paid in the first year, up to the annual level premium, plus 9% of all other premiums paid, less the amount of surrender.

 Upon decrease in face amount we deduct a portion  of this charge



(1) States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. Thee taxes charged on your premiums are based on your state of residence and are subject to change.

================================================================================
        PERIODIC CHARGES OTHER THAN PORTFOLIO COMPANY OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio Company Operating fees and expenses.




                                                                                                     AMOUNT DEDUCTED
                                                                WHEN CHARGE IS   --------------------------- -----------------------
                      CHARGE                                     DEDUCTED               GUARANTEED CHARGE            CURRENT CHARGE
------------------------------------------------------------ ------------------- --------------------------- -----------------------

COST OF INSURANCE CHARGE (1)                                      Monthly


Minimum Charge                                                                     $0.056 per $1,000 (2)       $0.056 per $1,000 (2)


Maximum Charge
                                                                                   $83.333 per $1,000 (2)     $83.333 per $1,000 (2)

35 year old Male Non-Smoker (3)                                                    $0.144 per $1,000 (2)       $0.144 per $1,000 (2)


MORTALITY AND EXPENSE RISK CHARGE                                  Daily          Annual rate of 0.70% of    Annual rate of 0.70% of
                                                                                   the average daily net       the average daily net
                                                                                    asset value of each         asset value of each
                                                                                         portfolio                   portfolio


ADMINISTRATION CHARGE                                             Monthly


     Minimum Charge                                           After 1st policy             $8.00                       $5.00
                                                                    year

     Maximum Charge                                          During 1st policy             $28.00                     $25.00
                                                                    year
------------------------------------------------------------ ------------------- --------------------------- -----------------------

                                                          ADDITONAL BENEFIT CHARGES

------------------------------------------------------------ ------------------- ---------------------------------------------------



                                                                                                     AMOUNT DEDUCTED
                                                                WHEN CHARGE IS   --------------------------- -----------------------
                      CHARGE                                     DEDUCTED               GUARANTEED CHARGE            CURRENT CHARGE
------------------------------------------------------------ ------------------- --------------------------- -----------------------

ADDITIONAL TERM INSURANCE RIDER                                  Monthly

Minimum Charge                                                                     $0.056 per $1,000 (2)       $0.053 per $1,000 (2)

Maximum Charge                                                                     $83.333 per $1,000 (2)     $83.333 per $1,000 (2)


35 year old Male Non-Smoker (3)                                                    $0.144 per $1,000 (2)       $0.120 per $1,000 (2)

20 YEAR LEVEL TERM RIDER                                          Monthly

Minimum Charge                                                                     $0.064 per $1,000 (2)       $0.062 per $1,000 (2)

Maximum Charge                                                                     $41.120 per $1,000 (2)     $25.492 per $1,000 (2)

35 year old Male Non-Smoker (3)
                                                                                    $0.255 per $1,000(2)       $0.201 per $1,000(2)

WAIVER OF PREMIUM PRIMARY INSURED                                 Monthly

Minimum Charge                                                                     $0.210 per $1,000 (2)       $0.210 per $1,000 (2)

Maximum Charge                                                                     $7.520 per $1,000 (2)       $7.520 per $1,000 (2)

35 year old Male Non-Smoker (3)                                                    $0.270 per $1,000 (2)       $0.270 per $1,000 (2)

WAIVER OF MONTHLY DEDUCTIONS PRIMARY INSURED
                                                                  Monthly

Minimum Charge                                                                     $0.240 per $1,000 (2)       $0.240 per $1,000 (2)

Maximum Charge                                                                     $11.520 per $1,000 (2)     $11.520 per $1,000 (2)

35 year old Male Non-Smoker (3)                                                    $0.040 per $1,000 (2)       $0.040 per $1,000 (2)

ACCIDENTAL DEATH BENEFIT
                                                                  Monthly

Minimum Charge                                                                     $1.000 per $1,000 (2)       $1.000 per $1,000 (2)

Maximum Charge                                                                     $5.760 per $1,000 (2)       $5.760 per $1,000 (2)

35 year old Male Non-Smoker (3)                                                    $0.083 per $1,000 (2)       $0.083 per $1,000 (2)

Insured Children's Term Insurance
(Flat Annual Rate on $10,000 face amount)                         Monthly                  $60.00                     $60.00

GUARANTEED INSURABILITY OPTION                                    Monthly


Minimum Charge                                                                     $0.720 per $1,000 (2)       $0.720 per $1,000 (2)

Maximum Charge                                                                     $2.160 per $1,000 (2)       $2.160 per $1,000 (2)

35 year old Male Non-Smoker (3)                                                    $0.173 per $1,000 (2)       $0.173 per $1,000 (2)

------------------------------------------------------------ ------------------- --------------------------- -----------------------

(1) The Monthly Cost of Insurance Charge is based on the insured's sex, age and risk classification, the duration of the policy and the amount of insurance coverage. The charge shown in this table may not be representative of the charge that a particular policyowner will pay. For a better understanding of how the Cost of Insurance Charge affects your policy, you should request a personalized illustration from your registered representative.

(2)  Charges are per net amount of risk.

(3)  The rates shown for the representative insured are 1st year rates only.

================================================================================
                         Total Annual Portfolio Expenses
================================================================================


The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/02. Actual expenses in the future may be higher. More detail concerning each individual Portfolio Company's fees and expenses is contained in the prospectus for each Portfolio.

------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Minimum                             Maximum
--------------------------------------------------------------- ------------------------------------ -------------------------------

Expenses that are deducted from portfolio assets, including                    0.28%                               2.70%
management fees, distribution (12b-1) fees and other expenses
--------------------------------------------------------------- ------------------------------------ -------------------------------


Taking into consideration  expense reimbursements or fee
waivers                                                                        0.28%                               1.85%
--------------------------------------------------------------- ------------------------------------ -------------------------------



================================================================================
                           SAFECO SEPARATE ACCOUNT SL
                          PORTFOLIO OPERATING EXPENSES
                     (as a percentage of average net assets)
================================================================================
The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio. In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. In cases where this waiver or reimbursement is voluntary, the expense information in the table below has been restated to reflect what the fees would have been without the voluntary waiver or reimbursement. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

In addition, we have Fund Participation agreements with each of the non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, SAFECO Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to ___% per year and may depend on the amount we have invested in the portfolios.

=================================================== ================ ================ ================ ================ ============
                                                                                                                        Total Annual
                                                                                                                           Portfolio
                                                                                                        Total Annual       Operating
                                                      Management      Distribution                        Portfolio        Expenses
                    PORTFOLIO                            Fees        Service (12b-1)  Other Expenses      Operating   (Including any
                                                                          Fees                            Expenses     reimbursement
                                                                                                                          and waiver
                                                                                                                         agreements)
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------- ----------------------------------------- --------------------------------------
SAFECO   RST Equity Portfolio                            0.74%            None             0.04%            0.78%            0.78%

SAFECO   RST Growth Opportunities Portfolio              0.74%            None             0.04%            0.78%            0.78%

SAFECO   RST Northwest Portfolio                         0.74%            None             0.07%            0.81%            0.81%

SAFECO   RST Bond Portfolio                              0.74%            None             0.08%            0.82%            0.82%

SAFECO   RST Small Company Value Portfolio               0.85%            None             0.24%          1.09% (1)        0.96% (1)



AIM V.I. Aggressive Growth Fund (Series I Shares)        0.80%            None             0.41%            1.21%            1.21%

AIM V.I. Growth Fund (Series I Shares)                   0.62%            None             0.26%            0.88%            0.88%



American Century VP Balanced                             0.90%            None             0.00%            0.90%            0.90%

American Century VP International                        1.26%            None             0.00%            1.26%            1.26%

American Century VP Value                                0.97%            None             0.00%            0.97%            0.97%



(Initial Class shares only)

The Dreyfus Socially Responsible Growth Fund, Inc.       0.75%            None             0.03%            0.78%            0.78%

Dreyfus IP -  MidCap Stock Portfolio                     0.75%            None             0.14%            0.89%            0.89%

Dreyfus IP - Technology Growth Portfolio                 0.75%            None             0.12%            0.87%            0.87%

Dreyfus VIF -  Appreciation Portfolio                    0.75%            None             0.03%            0.78%            0.78%

Dreyfus VIF - Quality Bond Portfolio                     0.65%            None             0.10%            0.75%            0.75%



Federated High Income Bond Fund II                       0.60%            None             0.41%          1.01% (1)        0.76% (1)

Federated Utility Fund II                                0.75%            None             0.42%          1.17% (1)        0.92% (1)



(Initial Class shares only)

Fidelity VIP Money Market Portfolio                      0.18%            None             0.10%            0.28%            0.28%

Fidelity VIP High Income Portfolio   (3)                 0.58%            None             0.13%          0.71% (2)        0.71% (2)

Fidelity VIP Equity-Income Portfolio(3)                  0.48%            None             0.10%          0.58% (2)        0.58% (2)

Fidelity VIP Growth Portfolio                            0.58%            None             0.10%          0.68% (2)        0.68% (2)

Fidelity VIP Overseas Portfolio (3)                      0.73%            None             0.19%          0.92% (2)        0.92% (2)

Fidelity VIP  Investment Grade Bond Portfolio (3)        0.43%            None             0.11%            0.54%            0.54%

Fidelity VIP  Index 500 Portfolio   (3)                  0.24%            None             0.11%          0.35% (1)        0.28% (1)

Fidelity VIP Asset Manager Portfolio (3)                 0.53%            None             0.11%          0.64% (2)        0.64% (2)

Fidelity VIP Asset Manager: Growth Portfolio (3)         0.58%            None             0.15%          0.73% (2)        0.73% (2)

Fidelity VIP Contrafund Portfolio (3)                    0.58%            None             0.10%          0.68% (2)        0.68% (2)

Fidelity VIP Growth Opportunities Portfolio              0.58%            None             0.11%          0.69% (2)        0.69% (2)

Fidelity VIP Growth & Income Portfolio                   0.48%            None             0.10%          0.58% (2)        0.58% (2)

Fidelity VIP Balanced Portfolio (3)                      0.43%            None             0.14%          0.57% (2)        0.57% (2)



Franklin Small Cap Fund - Class  2                       0.45%          0.25% (4)        0.39% (5)        1.09% (5)        1.01% (5)

Franklin U.S. Government  Fund - Class  2              0.51% (6)        0.25% (4)          0.02%            0.78%            0.78%

Templeton Developing Markets Securities Fund -           1.25%          0.25% (4)          0.32%            1.82%            1.82%
Class 2

Templeton Growth Securities Fund - Class 2             0.80% (6)        0.25% (4)          0.05%            1.10%            1.10%

Mutual Shares Securities Fund - Class 2                  0.60%          0.25% (4)          0.19%            1.04%            1.04%



INVESCO VIF - Real Estate Opportunity Fund               0.90%            None             1.80%          2.70% (1)        1.38% (1)



JPMorgan U.S. Disciplined Equity Portfolio               0.35%            None             0.50%            0.85%            0.85%



ING VP Natural Resources Trust (3)                       1.00%            None             0.35%            1.35%            1.35%

ING VP Emerging Markets Fund (3)                         0.85%            None             1.00%            1.85%            1.85%



Scudder VS I Balanced Portfolio                          0.48%            None             0.08%            0.56%            0.56%

Scudder VS I International Portfolio                     0.84%            None             0.16%            1.00%            1.00%



Wanger  U.S. Smaller Companies  (3)                      0.94%            None             0.05%            0.99%            0.99%
--------------------------------------------------- ---------------- ---------------- ---------------- ---------------- ------------

(1) The Total Annual Portfolio Expenses are lower due to a waiver or reimbursement agreement. The "Other Expenses" including the waiver or reimbursement agreement would have been 0.11% for the SAFECO RST Small Company Value Portfolio; 0.16% for the Federated High Income Bond Fund II; 0.17% for the Federated Utility Fund II; 0.04% for the Fidelity VIP Index 500 Portfolio; 0.48% for the INVESCO VIF-Real Estate Opportunity Fund.

(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. With these reductions, the total operating expenses presented in the table would have been 0.57% for the Fidelity VIP Equity-Income Portfolio; 0.65% for the Fidelity VIP Growth Portfolio; 0.87% for Fidelity VIP Overseas Portfolio; 0.72% for the Fidelity VIP Asset Manager: Growth Portfolio; 0.63% for the Fidelity VIP Asset Manager Portfolio; 0.64% for the Fidelity VIP Contrafund Portfolio; 0.70% for the Fidelity VIP High Income Portfolio; 0.67% for the Fidelity VIP Growth Opportunities Portfolio; 0.56% for the Fidelity VIP Growth & Income Portfolio; 0.55% for the Fidelity VIP Balanced Portfolio. These offsets may be discontinued at any time.

(3) This portfolio is available only if you have been continuously invested in it since April 30, 2000.

(4) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(5) The Manager has agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.

(6)  The Fund administration fee is paid indirectly through the management fee.


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

                                 POLICY DIAGRAM

This is intended as a visual representation of how your policy works. You should refer to your policy for actual and complete terms of the policy.
-------------------------------------------------------------------------------
                                PREMIUM PAYMENTS
                  o You can vary the amount and the frequency
-------------------------------------------------------------------------------
                                (arrow graphic)
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You direct premium, less state premium tax if applicable, to be invested in the fixed account and /or to the following portfolios:

o    SAFECO RST Equity Portfolio

o    SAFECO RST Growth Opportunities Portfolio

o    SAFECO RST Northwest Portfolio

o    SAFECO RST Bond Portfolio

o    SAFECO RST Small Company Value Portfolio

o    AIM V.I. Aggressive Growth Fund (Series I Shares)

o    AIM V.I. Growth Fund (Series I Shares)

o    American Century VP Balanced

o    American Century VP International

o    American Century VP Value

o    The Dreyfus Socially Responsible Growth Fund, Inc.  - Initial Shares

o    Dreyfus IP - MidCap Stock Portfolio - Initial Shares

o    Dreyfus IP - Technology Growth Portfolio - Initial Shares

o    Dreyfus VIF - Appreciation Portfolio - Initial Shares

o    Dreyfus VIF - Quality Bond Portfolio - Initial Shares

o    Federated High Income Bond Fund II

o    Federated Utility Fund II

o    Fidelity VIP Money Market Portfolio

o    Fidelity VIP Growth Portfolio

o    Fidelity VIP Growth Opportunities Portfolio

o    Fidelity VIP Growth & Income Portfolio

o    Franklin Small Cap Fund - Class 2

o    Franklin U.S. Government Securities Fund - Class 2

o    Templeton Developing Markets Securities Fund - Class 2

o    Templeton Growth Securities Fund - Class 2

o    Mutual Shares Securities Fund - Class 2

o    INVESCO VIF - Real Estate Opportunity Fund

o    JPMorgan U.S. Disciplined Equity Portfolio

o    Scudder VS I Balanced Portfolio

o    Scudder VS I   International Portfolio

Other Funds may be available if you have continuously invested in them since April 30, 2000.
--------------------------------------------------------------------------------
                                (arrow graphic)
--------------------------------------------------------------------------------
                                    EXPENSES

     o    Monthly charge for cost of insurance and cost of any riders.

     o Current charge for administrative expenses of $25.00 each month for the first year, $5.00 each month thereafter.

     o Daily charge, at an annual rate of 0.70% from the sub accounts for mortality and expense risks. This charge is not deducted from the fixed account.

     o    Investment  advisory  fees and fund  expenses are  deducted  from each portfolio
--------------------------------------------------------------------------------
                                (arrow graphic)
--------------------------------------------------------------------------------

                                    BENEFITS
LIVING BENEFITS:

o Policy loans are available during the first 10 policy years at 2% net interest.

o Preferred policy loans and all loans following the tenth policy anniversary have a zero net interest rate.

o You can surrender the policy at any time for its cash surrender value which may be subject to charges and tax consequences.

o You can make withdrawals after the first policy anniversary (subject to certain restrictions). The death benefit will be reduced by the amount of the withdrawal and may be subject to tax consequences.

RETIREMENT PLANNING:

o You can supplement retirement income by making scheduled loans and/or withdrawals.

DEATH BENEFITS:

o    Death benefits are income tax free to the beneficiary.

o Lifetime income to the beneficiary is available in a variety of settlement options.

o    A Guaranteed Death Benefit Endorsement may be added to certain policies
-------------------------------------------------------------------------------






--------------------------------------------------------------------------------
1. THE POLICY
--------------------------------------------------------------------------------

The Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the owner, and SAFECO Life Insurance Company, ("SAFECO Life", "we" and "us"). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the insured dies.

The policy is called "flexible" because you can vary the amount and frequency of premiums, choose between death benefit options, and increase or decrease the face amount of insurance.

The policy is called "variable" because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you choose affects the value of your policy and may affect whether your policy lapses.

The policy also has a fixed account. Your money earns interest at a rate we set. The annual effective interest rate will never be less than 4% and is guaranteed for at least 12 months.

The policy benefits from tax deferral. While the insured is living, you pay no tax on policy earnings unless you take money out. When the insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, the full initial premium, and provide evidence of insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. A simplified underwriting process is available for applications solicited in specific marketing groups. The process involves a simplified application and the elimination of some routine underwriting requirements. If you purchase your policy through a simplified underwriting program, however, you cannot receive a preferred risk class and will not be eligible for the most competitive insurance rates. We reserve the right to reject any application or premium.

OWNER
The owner of the policy is as shown on the policy application unless changed. You, as owner, may exercise all ownership rights under the policy.

INSURED
The insured is the person whose life is covered under the policy. The owner can be, but does not have to be, the same as the insured.

BENEFICIARY
The beneficiary is the person or entity you choose to receive the death benefit when the insured dies.

ASSIGNMENT
You may assign the policy. The assignment will become effective when we receive written notification. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. An absolute assignment will be considered a change of ownership.


--------------------------------------------------------------------------------
2. PREMIUMS
--------------------------------------------------------------------------------

Scheduled premium amounts are determined based on the insured's sex, age and risk classification, the duration of the policy, the amount of insurance coverage, and the cost of any additional benefits provided by riders to the policy. Paying scheduled premiums is optional. If you pay scheduled premiums on time and in full, there is no guarantee that the policy will not lapse (subject to the Guaranteed Insurability Option). See Section 5 - Insurance Benefits. You may purchase the policy by delivering a check for the full initial premium to us directly or to your registered representative. Your premium checks should be made payable to SAFECO Life Insurance Company. You may choose to pay premiums directly to us or through a pre-authorized transfer from a bank account. You may change the method of paying premiums at any time without charge. If you choose to pay premiums on a direct monthly basis rather than by electronic funds transfer, the initial premium must be sufficient to cover all policy charges for a period of at least two months. If you choose electronic funds transfer, then the initial premium is equal to one monthly premium. Upon payment of the initial premium, we may provide temporary insurance, subject to a maximum amount. The effective date of the permanent insurance coverage is dependent upon the completion of all underwriting requirements, payment of the initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force and may be necessary to prevent policy lapse. Premium payments are normally credited to your policy on the same day as receipt by us, however, check payments mailed to the billing PO Box that are not accompanied by a billing statement, will postpone crediting your policy for up to two business days. In addition, if your premium is received without the necessary information we need to process it, processing delays will occur.

We reserve the right to require satisfactory evidence of insurability before accepting any premium payment that would result in an increase in the net amount of coverage at risk. We will refund any portion of any premium payment we determine to be in excess of the premium limit established by law to qualify the policy as life insurance. We may also require that any existing policy loans be repaid prior to accepting any additional premium payments. See "Loans" in
Section 7-Access to Your Money. Additional premium payments or other changes to the policy can jeopardize a policy's non-modified endowment contract tax status. We will monitor premiums paid and other policy transactions and will notify you when the policy is in jeopardy of becoming a modified endowment contract as described in Section 6.

ALLOCATION OF PREMIUM AND CASH VALUE
You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

If at the time a policy is issued, you elect to pay your initial and subsequent premiums by electronic funds transfer, the initial premium will be invested in the portfolios and/or fixed account according to your allocation instructions. The premium will be effective the date the funds were received.

If you chose a payment method other than electronic funds transfer, all premiums received within 25 days from the effective date of the policy will be invested in the Money Market portfolio. On the 26th day your money will be transferred to the portfolios and/or fixed account in accordance with your allocation instructions.

Subsequent payments will be allocated to the portfolios and/or fixed account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the portfolios are effective and valued as of the next close of the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, it will be valued as of the close of the NYSE on its next regular business day.

The policy value is equal to the sum of the amount you have in the available portfolios and the fixed account under the policy at any one time. The value of your policy can change daily depending upon market conditions.

The net cash surrender value is equal to the policy value minus any surrender charges, outstanding loans or loan interest.

ACCUMULATION UNITS
The value of the variable portion of your policy will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each portfolio after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each portfolio. The net investment factor equals:

o the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by

o    the net asset value per share of a  portfolio  at the end of the prior day;
     minus

o the daily insurance charges and any taxes SAFECO Life may incur on earnings attributable to the applicable policies, expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit may go up or down from day to day.

When you make premium payments or transfers into a portfolio, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the premium payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

     Example: On Monday, we receive a $1,000 premium payment from you before the NYSE closes. You have told us you want this to go to the SAFECO RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the SAFECO RST Growth Opportunities Portfolio is $34.12.We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the SAFECO RST Growth Opportunities Portfolio.

POLICY LAPSE AND GRACE PERIOD
You must have enough money in your policy to cover the monthly deductions and any surrender charges. These are described in Section 4- Expenses. If you don't have enough money to cover these charges, we will send written notice to you and any assignee of record. A grace period of 61 days begins as of the date notice is sent. We will tell you how much money (either a loan repayment or a premium payment) you need to send us to keep your policy in force. The amount will be enough to cover all the policy charges for three months.

If we don't receive this amount before the end of the grace period, we will send written notice to you and any assignee of record that your policy ended without value ("lapsed"). If the insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans or charges. The grace period provisions don't apply if the Guaranteed Death Benefit Endorsement is in effect. See Section 5 - Insurance Benefits.

REINSTATEMENT
If your policy lapses, you have five years from the end of the grace period and while the insured is living, to request reinstatement of your policy. Reinstatement allows you to keep your original policy anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

o    provide us satisfactory evidence of insurability;

o pay enough premium to cover policy charges for three months after the reinstatement date;

o    pay any indebtedness that existed at the end of the grace period; and

o pay enough premium to cover the monthly deductions that were due during the grace period.

Unlike many companies, we do not ask you to pay premium for the period after the policy lapsed and before reinstatement, nor is there insurance coverage for this period. Coverage will be effective on the first policy monthly anniversary to occur on or after the date we approve your reinstatement application.

You may not reinstate a policy that you surrendered for policy value.

RIGHT TO EXAMINE
You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us with a written request for cancellation by the later of: (a) the 30th day after receipt; or (b) the 45th day after Part I of the application was signed. If you cancel the policy, SAFECO Life will refund an amount equal to the premium payments made under the policy. Your availability to choose investments may be limited during part of the right to examine period. See Section 2 --- Allocation of Premium and Cash Value.

--------------------------------------------------------------------------------
3. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS
The portfolios are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance policies. The performance of the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Each portfolio has its own investment objective. You should carefully read the prospectuses for the portfolios before investing. Copies of these prospectuses accompany this prospectus and may include information on other portfolios not available under this policy. You can have money in up to 17 available portfolios and the fixed account at any one time. Not all portfolios listed below may be available for all policies.

SAFECO Resource Series Trust
Advised by SAFECO Asset Management Company

     o    SAFECO RST Equity Portfolio

     o    SAFECO RST Growth Opportunities Portfolio

     o    SAFECO RST Northwest Portfolio

     o    SAFECO RST Bond Portfolio

     o    SAFECO RST Small Company Value Portfolio

AIM Variable Insurance Funds
Advised by A I M Advisors, Inc.

     o    AIM V.I. Aggressive Growth Fund (Series I Shares)

     o    AIM V.I. Growth Fund (Series I Shares)

American Century Variable Portfolios, Inc.
Advised by American Century Investment Management, Inc.

     o    American Century VP Balanced

     o    American Century VP International

     o    American Century VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.
Advised by The Dreyfus Corporation
Sub-Advised by NCM

     o    The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares

Dreyfus Investment Portfolios ("Dreyfus IP")
Advised by The Dreyfus Corporation

     o    Dreyfus IP - MidCap Stock Portfolio - Initial Shares

     o    Dreyfus IP - Technology Growth Portfolio - Initial Shares

Dreyfus Variable Investment Fund ("Dreyfus VIF")
Advised by The Dreyfus Corporation

     o    Dreyfus VIF - Appreciation Portfolio - Initial Shares

     o    Dreyfus VIF - Quality Bond Portfolio - Initial Shares

Federated Insurance Series
Advised by Federated Investment Management Company

     o    Federated High Income Bond Fund II

Advised by Federated Investment Management Company
Sub-Advised by Federated Global Investment Corp.

     o    Federated Utility Fund II

Fidelity(R)Variable Insurance Products
Advised by Fidelity Management & Research Co.

     o    Fidelity(R)VIP Money Market Portfolio

     o    Fidelity(R)VIP Growth Portfolio

     o    Fidelity(R)VIP Growth Opportunities Portfolio

     o    Fidelity(R)VIP Growth & Income Portfolio

Franklin Templeton Variable Insurance Products Trust
Advised by Franklin Advisers, Inc.

     o    Franklin Small Cap Fund - Class 2

     o    Franklin U.S. Government Fund - Class 2

Advised by Franklin Mutual Advisers, Inc.

     o    Mutual Shares Securities Fund - Class 2

Advised by Templeton Asset Management Ltd.

     o    Templeton Developing Markets Securities Fund - Class 2

Advised by Templeton Global Advisors, Limited
Sub-Advised by Templeton Asset Management Ltd.

     o    Templeton Growth Securities Fund - Class 2

INVESCO Variable Investment Funds, Inc.
Advised by INVESCO Funds Group, Inc.

     o    INVESCO VIF-Real Estate Opportunity Fund

J.P. Morgan Series Trust II
Advised by J.P. Morgan Investment Management Inc.

     o    JPMorgan U.S. Disciplined Equity Portfolio

Scudder Variable Series I ("VS I")
Advised by Deutsche Investment Management Americas, Inc.

     o    Scudder VS I Balanced Portfolio

     o    Scudder VS I International Portfolio

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2000.

Fidelity(R)Variable Insurance Products
Advised by Fidelity Management & Research Co.

     o    Fidelity(R)VIP High Income Portfolio

     o    Fidelity(R)VIP Equity-Income Portfolio

     o    Fidelity(R)VIP Overseas Portfolio

     o    Fidelity(R)VIP Investment Grade Bond Portfolio

     o    Fidelity(R)VIP Asset Manager Portfolio

     o    Fidelity(R)VIP Asset Manager: Growth Portfolio

     o    Fidelity(R)VIP Contrafund(R)Portfolio

     o    Fidelity(R)VIP Balanced Portfolio

Advised by Fidelity Management & Research Co.
Sub-Advised by Deutsche Asset Management, Inc.

     o    Fidelity(R)VIP Index 500 Portfolio

ING VP Natural Resources Trust
Advised by ING Investments, LLC

     o    ING VP Natural Resources Trust

ING VP Emerging Markets Fund, Inc.
Advised by ING Investments, LLC

     o    ING VP Emerging Markets Fund

Wanger Advisors Funds
Advised by Liberty Wanger Asset Management, L.P.

     o    Wanger U.S. Smaller Companies

We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another portfolio. We will seek prior approval of the SEC and give you notice before doing this.

FIXED ACCOUNT
The policy also offers a fixed account with interest rates that are set and guaranteed by SAFECO Life for at least 12 months. Annual effective guaranteed interest rates will never be less than 4%.

TRANSFERS AMONG PORTFOLIOS AND THE FIXED ACCOUNT

You can transfer money among any of the available portfolios and the fixed account. In addition to the fixed account, you can have money in up to 17 portfolios at any one time. Transfers to or from the portfolios will take effect on the next close of the NYSE after we receive the request. Amounts equal to loans and loan interest are not available for transfer. We will accept transfers by signed written request or by telephone. We reserve the right to limit transfers from the fixed account in the following manner:


     o    postpone the transfer for 30 days;

     o reduce the amount of the transfer to not more than 25% of the amount available for transfer in the fixed account; and

     o limit the total number of transfers to one per policy year. If limited, the transfer will be effective on the policy anniversary after the date we receive it.

We reserve the right to modify, suspend or terminate transfer privileges at any time.

TRANSFER TRANSACTIONS AVAILABLE
Transfer transactions are available for allocation changes, transfer between portfolios and the fixed account, portfolio rebalancing and dollar cost averaging.

We will accept transfer requests by signed written request or by telephone. Each transfer must identify:

     o    your policy;

     o    the amount of the transfer; and

     o    which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

SCHEDULED TRANSFERS
You can initiate the following scheduled transfers among your investment options free of charge. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option.

Dollar Cost Averaging. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts each month or quarter from any portfolio or the fixed account to any of the other portfolios.

Portfolio Rebalancing. After your money has been invested, the performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. You can instruct us to adjust your investment in the portfolios to maintain a predetermined mix on a quarterly, semi-annual or annual basis. Portfolio Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS
Even though we permit the limited use of approved asset allocation programs, the policy and the portfolios are not designed for short term trading or professional market timing, or for organizations or other persons that use programmed, large, or frequent transfers. Therefore, organizations and individuals that use market timing investment strategies should not purchase this policy. The use of such transfers may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by policy owners.

We may restrict or eliminate the right to make transfers among portfolios if such rights are executed by you, a market timing firm or similar third party authorized to initiate transfers or exchange transactions on your behalf.

We reserve the right to reject any transfer request from any person if, in our judgment, a portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

We will impose such restrictions only if we or any affected portfolio believes that doing so will prevent harm to other policy owners.

--------------------------------------------------------------------------------
4. CHARGES AND EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy. These charges and expenses are:

INSURANCE CHARGE
We make a daily deduction for the mortality and expense risk charge. This is done as a part of our calculation of accumulation unit value. This charge is equal, on an annual basis, to .70% of the average daily net assets of each portfolio. This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

MONTHLY CHARGES
We deduct the following charges from your policy value monthly:

     o    the monthly cost of insurance;

     o    the monthly cost of additional benefits provided by riders; plus

     o    the monthly administration charge.

Monthly Cost of Insurance. The monthly cost of insurance charge varies from policy to policy and from month to month. We determine the charge by multiplying the monthly cost of insurance rate times the amount of the death benefit that is covered by insurance. The monthly cost of insurance rate is based on:

     o    the insured's age;

     o    gender, if permitted by law;

     o    risk classification;

     o    the policy's duration; and

     o    the net amount at risk (death benefit minus the cash value).

Monthly cost of insurance rates will not exceed those guaranteed in the policy and will not be increased more than once in any 12-month period. The guaranteed maximum insurance cost rates for standard risks are based on the Commissioner's Standard Ordinary Mortality Table.

The risk class of an insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to smokers and non-smokers who we determine have a better than average mortality.

For a better understanding of how the cost of insurance and other charges affect policy values, you should request a personalized illustration from your registered representative.

Monthly Cost of Additional Benefits. You may be able to obtain extra benefits which may require additional charges. The monthly cost of any additional benefits provided by riders under this policy is shown in the policy. For a discussion of additional benefits, see Section 5 ---Insurance Benefits.

Monthly Administration Charge. During the first policy year, the administration charge is $25 per month. For policy years after the first, the charge drops to $5 per month. The maximum administration charge will not exceed $8.00 per month for policy years after the first.

SURRENDER CHARGE
Unlike many other life insurance policies, there is no charge on withdrawals while this policy remains in force. There is a surrender charge against the policy value during the first ten policy years if you:

     o    request a reduction in the face amount of insurance;

     o    surrender the policy for value; or

     o    allow the policy to lapse.

The surrender charge will be the lesser of:

a) 50% during the first six policy years of an amount equal to one annual premium (calculated as if you paid level premiums until the insured age 95 and assuming an annual effective return of 5%), decreasing by 10% each year until there is no surrender charge for years eleven and later; or

b) 30% of actual premiums received during the first policy year up to an amount equal to the annual level premium described in method (a) above, plus 9% of all other premium paid and less the amount of any pro rata surrender charge previously made under the policy.

A table of the surrender charge amount you would pay under the method described in (a) above, is shown in the "Table of Surrender Charges" in the policy. Your surrender charge would be less than this amount if the surrender charge calculated under the method described in (b) were less. In some cases you can minimize the amount of the surrender charge by limiting the amount of premium you pay in the first year. However, this could affect the death benefit, reduce policy values, and increase your risk of lapse. Your registered representative can provide you with a hypothetical illustration of policy values based on planned premiums which includes the surrender charge.

If you increase your face amount, a new surrender charge and a new ten-year period will apply to the amount of the increase. If you request a reduction in face amount, we will deduct a pro rata surrender charge from your policy value.

The surrender charge is for expenses incurred in connection with the promotion, sale, and distribution of the policies. If the surrender charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses. We may reduce or eliminate the amount of the surrender charge when the policy is sold under circumstances that reduce our sales expense.

PREMIUM TAX CHARGE
States and other governmental entities (e.g., municipalities) may charge premium taxes ranging from 0% to 3.5%. These taxes vary by state and are subject to change. Based on your state of residence, we deduct the applicable tax from your premium before allocating amounts to the portfolios or to the fixed account in accordance with your instructions. Generally, references to allocations of premiums in this prospectus reflect the deductions made to cover this tax or other taxes imposed by the state.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your policy. However, if we ever incur such taxes, we reserve the right to deduct them from your policy.

PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the SAFECO Separate Account SL Portfolio Operating Expenses table of this prospectus. For more detailed information, you should refer to the enclosed portfolio prospectuses.

--------------------------------------------------------------------------------
5. INSURANCE BENEFITS
--------------------------------------------------------------------------------

The primary purpose of the policy is to provide death benefit protection on the life of the insured. You select the face amount of insurance and death benefit option "A" or "B" on your policy application. Face amount of insurance is the fixed portion of a death benefit that you want the beneficiary to receive. Under option "A", the death benefit equals the face amount on your insurance policy. Gains in your policy value reduce the amount of insurance coverage you pay for without changing the amount of the death benefit. Under option "B", the death benefit equals the face amount on your insurance policy, plus your policy value. The amount of insurance coverage you pay for stays the same, but the death benefit may be greater than the face amount, depending on performance.

Upon receipt of proof that the insured died while the policy was in force, we will pay the death proceeds to the beneficiary in a lump sum or under an optional method of payment provided by the policy and that you or the beneficiary select. The death proceeds equal:

     o    the death benefit under the policy; plus

     o    any benefits due from riders; less

     o    any loans and loan interest; and less

     o    any overdue charges if the insured dies during the grace period.

Whether you choose the death benefit under "A" or "B", we guarantee that the death benefit under the option you select will never be less than the applicable percentage of your policy value as long as the policy is in force. Sample ages and percentages are shown in the table below.

--------------------------- ----------------------
   Insured's Age at the     Percentage of policy
 beginning of the policy    value as of the date
  year in which insured           of death.
          dies.
--------------------------- ----------------------

       40 and under                 250%
--------------------------- ----------------------

            45                      215%
--------------------------- ----------------------

            50                      185%
--------------------------- ----------------------

            55                      150%
--------------------------- ----------------------

            60                      130%
--------------------------- ----------------------

            65                      120%
--------------------------- ----------------------

            70                      115%
--------------------------- ----------------------

          75-90                     105%
--------------------------- ----------------------

            95                      100%
--------------------------- ----------------------

CHANGES IN THE FACE AMOUNT OF INSURANCE AND/OR THE DEATH BENEFIT OPTIONS
After the first policy year, you can request changes in the face amount of insurance or the death benefit option by writing to us. Increases in the face amount of insurance must be at least $10,000. The insured must be under age 80 and provide proof of insurability. If you increase your face amount, additional cost of insurance charges will result. This may indirectly affect your policy value if you do not increase your premium amount to cover these new charges. Decreases in the face amount of insurance during the first ten policy years have a surrender charge. See Section 4 - Expenses. Changes take effect on the first monthly anniversary on or after the date we approve the change. We may decline to make a change that would decrease your face amount of insurance to less than the minimum amount that we would issue on a new policy, or that would disqualify your policy as life insurance under tax law. See Section 6-Taxes.

GUARANTEED DEATH BENEFIT ENDORSEMENT
You receive a Guaranteed Death Benefit Endorsement with your policy if:

o    the endorsement is approved by your state;

o    your policy is issued with standard or preferred rates; and

o    your policy does not have an increasing premium additional term rider.

The endorsement guarantees that your policy will not lapse prior to the end of the policy year that the insured turns age 80, as long as premium requirements are met. This protects your insurance coverage if your policy value drops below the amount normally required to keep your policy in force. There is no charge for this endorsement, but a minimum level of monthly premium is required to keep the endorsement in force. This minimum is shown in your policy and will not change unless your policy changes.

The endorsement will lapse if the total premiums paid, less any withdrawals, loan, and loan interest, are less than the sum of monthly guaranteed death benefit premiums required since policy issue. You will then have 61 days to pay the required premium or the endorsement will terminate and cannot be reinstated.

If you choose not to pay the minimum required premium and the endorsement terminates, your policy will continue in force as long as you have enough money in the policy to cover the monthly deduction and any surrender charges. See "Policy Lapse and Grace Period" in Section 2 - Premiums.

EXTENDED MATURITY BENEFIT ENDORSEMENT
The policy matures on the policy anniversary following the insured's 95th birthday. For a discussion of the Maturity Date, see Section 7 - Access to Your Money. You can extend the maturity date of your policy until the death of the insured if the Extended Maturity Benefit Endorsement was approved for use in your state at the time your policy was issued. There is no charge for this endorsement. The endorsement is not effective unless we receive, prior to the maturity date, your written irrevocable election to use the benefit.

Under the endorsement and as of the maturity date:

o we transfer money in the portfolios to the fixed account as of the next close of the NYSE;

o    all riders on the policy  terminate;

o    cost of insurance charges are no longer deducted;

o    the face amount will be equal to the net cash surrender value; and

o    the death benefit is set to Option A.

On the death of the insured, the death benefit under the endorsement is equal to the policy value less existing loans, and loan interest. The tax consequences of extending the maturity date past age 95 are unclear. You should consult your personal tax advisor before extending the policy maturity date.

EXCHANGES AND CONVERSION
From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges and a new ten-year surrender period will apply. You should not exchange another variable life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

Conversion of the policy is available under certain riders subject to certain provisions. In these situations, you may convert coverage to a new policy without evidence of insurability. Conversion may also result in higher charges and a new ten year surrender period will apply. Please see your policy for specifics.

ADDITIONAL BENEFITS
Additional benefits are available to be added to your policy by rider which may require an additional monthly deduction. Some of these features are only available at the time the policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider is explained in the Periodic Charges Table. You should refer to the terms of the rider for complete details.

Additional Term Insurance Rider. This rider permits coverage to be added to the primary insured's policy for one family member or business associate without an additional policy fee.

Twenty Year Level Term Rider. This rider pays the amount of insurance coverage under the rider to the named beneficiary upon the death of the insured.

Waiver of Premium - Primary Insured. This rider waives all premiums that fall due while the primary insured is totally disabled.

Waiver of Monthly Deduction - Primary Insured. This rider waives all monthly deductions from the policy that occur while the primary insured is totally disabled.

Accidental Death Benefit. This rider pays an additional benefit upon the insured's death resulting from an accident.

Insured Children's Term Insurance. This rider pays an additional death benefit upon the death of the primary insured's eligible children, stepchildren or legally adopted children.

Guaranteed Insurability Option. This rider permits the insured to purchase additional insurance at standard premium rates according to special option dates, regardless of health or occupation.

--------------------------------------------------------------------------------
6. TAXES
--------------------------------------------------------------------------------

IN GENERAL
This section discusses how federal income tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal income tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY
If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended ("Code"), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

We believe that the death benefit under your policy will not be included in your beneficiary's gross income when the insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have tax consequences. The tax consequences of continuing the policy beyond the insured's 95th year are also unclear. Tax consequences depend on your circumstances or your beneficiary's circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy cash value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract" ("MEC") as described in the Code and more fully described below.

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your "investment in the policy," and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, the policy are generally not treated as distributions and thus are not taxable. However, the tax consequences associated with preferred loans are less clear and a tax adviser should be consulted about such loans. Furthermore, a surrender or termination of the policy by lapse may have tax consequences if the surrender value plus outstanding loans and loan interest is greater than premium paid into the policy. If the insured is alive on the maturity date and you have not elected the extended maturity option in writing, you may have to pay federal income tax on the policy value (including outstanding loan amounts) that are attributable to earnings in the portfolios and interest in the fixed account.

MODIFIED ENDOWMENT CONTRACTS
Under the Code, life insurance policies that are MECs are treated less favorably than other life insurance policies. In general, your policy will be a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums.

A policy may also become a MEC if there is a reduction in the benefits under the policy during the first seven policy years or there is a "material change" in the policy's benefits or other terms, even after the first seven policy years. A material change can occur, for example, when there is an increase in the death benefit, including increases due to the payment of additional premium. To prevent your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. We will monitor your policy to determine if it is a MEC, and we will notify you in a timely manner if your policy is or becomes a MEC. You should consult with a competent advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

If your policy is a MEC, amounts you take out while the insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy will also be treated as distributions and taxed accordingly. There also may be 10 percent additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

INVESTOR CONTROL AND DIVERSIFICATION
In general, owners of variable life insurance policies receive tax deferral while the insured is living. This favorable tax treatment allows you to control the selection of and transfer among the portfolios without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the portfolios' assets due to the owners ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the portfolios' assets.

We believe your policy does not give you investment control over assets of the portfolios. However, this is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among portfolios, have not been explicitly addressed under federal tax law. If such guidance was issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy.

In addition, the Code requires that the investments of the portfolios meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the portfolios will satisfy these diversification requirements.

TAX WITHHOLDING
To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient's federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate.

BUSINESS USES OF POLICY
Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also recently issued guidance that substantially effects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax adviser.

Furthermore, on July 30, 2002, federal corporate governance legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"), was enacted into law. The Act prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Finally, there may also be indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

QUALIFIED PLANS
The policy may be used as part of certain tax-qualified and/or employee retirement benefit plans. You may not have to purchase this policy to obtain the tax deferral benefits offered by the retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, the policy may have certain features and benefits that make it an appropriate investment for your retirement plan. You should consult a tax adviser before using the policy in a retirement plan.

--------------------------------------------------------------------------------
7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can access money in your policy in the following ways:

o    by taking loans against your policy value;

o    by requesting withdrawals after the first policy year;

o    by taking SMART(R) distributions (beginning after the second policy year);

o    by surrendering your policy for value;

o by receiving the surrender value if the insured is alive on the maturity date; or

o when a death benefit is paid to your beneficiary. See Section 5 - Insurance Benefits.

LOANS
You may take loans in any amount up to 90% (or other maximum required by your state) of your policy cash value by writing to us. Loaned amounts do not participate in earnings from the portfolios or receive higher interest rate guarantees in the fixed account. For this reason, loans, whether or not repaid, have a permanent affect on the amount of money you are able to accumulate in your policy. Unless you tell us differently, we will deduct loan amounts from the portfolios and the fixed account in the same proportion as we take monthly deductions. If this is not possible, we deduct loan amounts on a pro rata basis from the investment options. Once we receive your request, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loan amounts are credited with interest at a minimum annual effective rate of 4%. Loan amounts are also charged interest. The interest rate charged on new and existing loans is set each policy anniversary, subject to a maximum rate that is the greater of:

o Moody's Corporate Bond Yield Average for the calendar month that ends two months before your policy anniversary date; or

o    5%.

The cost of a loan is equal to the difference, if any, between the interest rate we credit and the interest rate we charge on the loan amount. Loans that are credited and charged at the same interest rate have no cost. There is no cost to you on new and existing loans that do not exceed the total investment gain in your policy, less policy charges and existing loan amounts, or on any new or existing loans after the tenth policy year. During the first ten policy years, we call these no-cost loans "preferred". To determine what loan amount is currently available to you on a preferred basis, add the amount of any withdrawals you have taken to your current policy value and then subtract all premiums paid.

The current loan interest rate charged on non-preferred loans under the policy is an annual effective rate of 6%. The annual effective interest rate credited on the loan amount is 4%. This results in an annualized cost to you of 2% for non-preferred loans. Changes in the loan interest rate we charge will never be less than 0.5% up or down. We will notify you in advance of any change in the cost of your loan.

Loan interest is payable in advance on the date of the loan and on each subsequent policy anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. During the first ten policy years, loans will be reallocated as preferred or non-preferred once a year on the policy anniversary. If the unloaned portion of your policy value experienced gains during the 12-month period prior to your policy anniversary, a greater portion of existing loan amounts may be preferred during the next policy year. If your policy value experienced losses during this period, a greater portion of existing loans may be non-preferred and result in a cost to you if you do not repay the loan.

Loan payments of $50 or more may be made at anytime while the insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us, other than by electronic funds transfer, to be a loan payment unless clearly marked otherwise. Unless you tell us differently, loan payments are allocated to the portfolios and/or the fixed account in accordance with your current premium allocations on file. Non-preferred loans are repaid first. Loan payments are not considered additional premium under the policy.

Loans allow you to access money in your policy at little or no cost and are tax-free, unless your policy is a MEC. See Section 6 -Taxes. However, loans reduce the number of accumulation units in the portfolios and/or the value in the fixed account. Loans increase your risk that:

o you will not accumulate enough policy value to meet your future financial needs;

o    your policy will lapse;

o    the Guaranteed Death Benefit Endorsement will terminate; or

o    your beneficiary will receive less money.

If a loan is outstanding and your policy lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy.

WITHDRAWALS
After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy surrender value less policy charges for three months.

Unless you tell us differently, we will take withdrawals from the portfolios and the fixed account in the same proportion as we take monthly deductions or, if this is not possible, on a pro rata basis from the investment options. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

Unlike many other policies, there is no charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the portfolios and/or the value of the fixed account and may have tax consequences. See Section 6 - Taxes. Under Option A, withdrawals lower the death benefit of your policy dollar for dollar. Withdrawals also increase the risk that:

o you will not accumulate enough policy value to meet your future financial needs;

o    your policy will lose its current tax status;

o    your policy will lapse;

o    the  Guaranteed  Death  Benefit  Endorsement  will  terminate;  or

o    your beneficiary will receive less money.

We may refuse any withdrawal request that reduces the face amount below the minimum we require for policy issue or that would disqualify the policy as life insurance under tax law.

SMART(R) DISTRIBUTIONS
After the second policy year, you can take money out electronically through systematic withdrawals, loans or a combination of both so that you receive a level stream of income over a period of time you select. The distributions must satisfy applicable requirements for taking withdrawals or loans and may be modified to ensure that insurance coverage remains in force. These distributions have the same risks as random loans and withdrawals. All or some of these distributions may be subject to current tax and tax penalties. See Section 6 - Taxes.

SURRENDER
You may end the insurance coverage under this policy and receive the cash surrender value at any time by sending written instruction and the policy to us while the insured is living. A surrender charge will apply during the first ten policy years. See Section 4 - Expenses. The surrender value may be subject to current tax and tax penalties. See Section 6 - Taxes.

MATURITY DATE
The policy matures on the policy anniversary following the insured's 95th birthday. If the insured is alive on the maturity date, the policy terminates and you receive the policy surrender value in a lump sum or, alternatively, in a payment option provided by your policy and that you select. Current taxes may apply. Under some circumstances the maturity date may be extended until the death of the insured. For a discussion of the Extended Maturity Benefit Endorsement, See Section 5 - Insurance Benefits.

MINIMUM VALUE
If the surrender value of your policy (policy value less surrender charges and outstanding loan amounts) is too low to pay the monthly policy charges or loan interest that is due, insurance coverage will end and your policy will lapse without value. For information on policy lapse and reinstatement, see Section 2
- Premiums.



--------------------------------------------------------------------------------
8. OTHER INFORMATION
--------------------------------------------------------------------------------

SAFECO LIFE
SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT
We adopted a Board Resolution to establish SAFECO Separate Account SL ("Separate Account") under Washington law on November 6, 1986. The Separate Account holds the assets that underlie policy values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the policy are general obligations of SAFECO Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act, if such registration is no longer required.

GENERAL ACCOUNT
If you put your money into the fixed account, it goes into SAFECO Life's general account. The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our policy owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.

DISTRIBUTION (PRINCIPAL UNDERWRITER)
The policies are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable life insurance for SAFECO Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 4854 154th PL NE , Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life policies.

The commissions paid to registered representatives on the sale of policies are not more than 90% of premiums paid during the first year nor more than 2% during years after the first. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of SAFECO Life, are not of material importance in relation to the total shareholder equity and surplus of SAFECO Life.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDER
We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrender from the portfolios for any period of time when:

o    the NYSE is closed (other than customary weekend or holiday closings);

o    trading on the NYSE is restricted;

o an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

o    the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrender from the fixed account for the period permitted by law, but not for more than six months.

VOTING RIGHTS
SAFECO Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the fixed account.

REPORTS TO POLICY OWNERS
We send you the following statements and reports:

o A confirmation for many significant transactions, such as changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, and address changes.

o    Semi-annual and annual reports of the portfolios; and

o An annual statement containing the amount of the current death benefit, policy values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year.

On request, we will send you a current statement in a form similar to that of the annual statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

INTERNET INFORMATION
You can find more information about the PREMIER Accumulation Life Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by SAFECO companies on the Internet at http://www.SAFECO.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a PREMIER Accumulation Life policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS
The financial statements of SAFECO Life and SAFECO Separate Account SL are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
9. HYPOTHETICAL ILLUSTRATIONS
--------------------------------------------------------------------------------

HYPOTHETITCAL ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUE, CASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS
The Death Benefit, Policy Account Value and Cash Surrender Value of a policy may change with the investment experience of the portfolios. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each portfolio is 0%, 6% or 12%. The Death Benefit, Policy Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the portfolios you selected.

Daily charges are made against the assets of the sub accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of .70% of the average daily net assets of each sub account in the Separate Account. This rate is guaranteed in the policy and will not increase. The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the portfolios in the prior year. In 2002, average expenses were equivalent to an annual effective rate of _______% for investment management fees and ______% for costs and expenses borne by the portfolios. The effect of these adjustments is that on a 0% gross rate of return, the net rate of return would be ______%, on 6% it would be _____%, and on 12% it would be ______%.

Actual portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. This may result in higher expenses, which in turn adversely affects net investment performance and policy values. (See Separate Account SL Fee Table in the prospectus and the prospectuses for the portfolios.)

In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are for preferred and standard risk, male non-smokers, age 45. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate. Current tables assume that the monthly administrative charge remains constant at $5.00. Guaranteed tables use the maximum guaranteed monthly administrative charge of $8.00. The tables also assume deduction of premium tax based on 2.1% of premiums. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy owner has not requested an increase or decrease in the face amount. The difference between the Policy Account Value and Cash Surrender Value in the first ten years reflects the surrender charge.

SAFECO Life does not currently make any charge for federal taxes. If SAFECO Life charged for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%. These tables show that the cost of surrendering a policy in the early years is relatively high.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Individual Illustrations
You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at SAFECO Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669
 Or by telephone at 1-800-472-3326. An individual illustration is also provided for any policy you may purchase. Illustrations for policy purchases after _______, 2003 will include the average annual expenses and fees for only the portfolios available after this date.








                                                         VARIABLE UNIVERSAL LIFE
                                                 Flexible Premium Variable Life Insurance
                                                                   MALE
                                                           PREFERRED NON-SMOKER

Initial Face Amount:                                  $250,000                    Annual Planned Premium:(1)               $4,000.00
Death Benefit Option:                                        A                    Issue Age:                                      45
Death Benefits Payable to Age:                              95                    Premiums Payable to Age:                        95
------------------------------------------------------------------------------------------------------------------------------------
                                                   RESULTS ASSUMING CURRENT CHARGES(2)
                                       Assuming Hypothetical Gross Annual Investment Return of:

  END OF       ACCUM              POLICY        CASH                     POLICY        CASH                     POLICY       CASH
  POLICY      PREMIUM  DEATH     ACCOUNT      SURRENDER       DEATH     ACCOUNT      SURRENDER       DEATH      ACCOUNT    SURRENDER
   YEAR      (5% INT) BENEFIT     VALUE         VALUE        BENEFIT     VALUE         VALUE        BENEFIT      VALUE       VALUE

                                  0.00%                                  6.00%                                  12.00%
                      ------------------------------------  -------------------------------------  ---------------------------------
     1                250,000                                250,000                                250,000
     2                250,000                                250,000                                250,000
     3                250,000                                250,000                                250,000
     4                250,000                                250,000                                250,000
     5                250,000                                250,000                                250,000
     6                250,000                                250,000                                250,000
     7                250,000                                250,000                                250,000
     8                250,000                                250,000                                250,000
     9                250,000                                250,000                                250,000
    10                250,000                                250,000                                250,000
    11                250,000                                250,000                                250,000
    12                250,000                                250,000                                250,000
    13                250,000                                250,000                                250,000
    14                250,000                                250,000                                250,000
    15                250,000                                250,000                                250,000
    16                250,000                                250,000                                250,000
    17                250,000                                250,000                                250,000
    18                250,000                                250,000                                250,000
    19                250,000                                250,000                                250,000
    20                250,000                                250,000                                250,000
  Age 75              250,000                                250,000                                651,658


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.




                                                          VARIABLE UNIVERSAL LIFE
                                                  Flexible Premium Variable Life Insurance
                                                                    MALE
                                                             PREFERRED NON-SMOKER
Initial Face Amount:                                  $250,000                      Annual Planned Premium:(1)             $4,000.00
Death Benefit Option:                                        A                      Issue Age:                                    45
Death Benefits Payable to Age:                              95                      Premiums Payable to Age:                      95
------------------------------------------------------------------------------------------------------------------------------------
                                                   RESULTS ASSUMING GUARANTEED CHARGES(2)
                                         Assuming Hypothetical Gross Annual Investment Return of:

 END OF   ACCUM                   POLICY        CASH                     POLICY        CASH                   POLICY        CASH
 POLICY  PREMIUM       DEATH     ACCOUNT      SURRENDER       DEATH     ACCOUNT      SURRENDER       DEATH    ACCOUNT     SURRENDER
  YEAR   5% INT)      BENEFIT     VALUE         VALUE        BENEFIT     VALUE         VALUE        BENEFIT    VALUE        VALUE

                                  0.00%                                  6.00%                                  12.00%
                     -------------------------------------  -------------------------------------  ---------------------------------
     1                250,000                                250,000                                250,000
     2                250,000                                250,000                                250,000
     3                250,000                                250,000                                250,000
     4                250,000                                250,000                                250,000
     5                250,000                                250,000                                250,000
     6                250,000                                250,000                                250,000
     7                250,000                                250,000                                250,000
     8                250,000                                250,000                                250,000
     9                250,000                                250,000                                250,000
    10                250,000                                250,000                                250,000
    11                250,000                                250,000                                250,000
    12                250,000                                250,000                                250,000
    13                250,000                                250,000                                250,000
    14                250,000                                250,000                                250,000
    15                250,000                                250,000                                250,000
    16                250,000                                250,000                                250,000
    17                250,000                                250,000                                250,000
    18                250,000                                250,000                                250,000
    19                250,000                                250,000                                250,000
    20                250,000                                250,000                                250,000
  Age 75                                                     250,000                                580,660


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.






                                                         VARIABLE UNIVERSAL LIFE
                                                Flexible Premium Variable Life Insurance
                                                                  MALE
                                                           STANDARD NON-SMOKER

Initial Face Amount:                                  $250,000                     Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                        A                     Issue Age:                                     45
Death Benefits Payable to Age:                              95                     Premiums Payable to Age:                       95
------------------------------------------------------------------------------------------------------------------------------------
                                                   RESULTS ASSUMING CURRENT CHARGES(2)
                                        Assuming Hypothetical Gross Annual Investment Return of:

 END OF   ACCUM                   POLICY        CASH                     POLICY        CASH                     POLICY       CASH
 POLICY  PREMIUM       DEATH     ACCOUNT      SURRENDER       DEATH     ACCOUNT      SURRENDER       DEATH      ACCOUNT   SURRENDER
  YEAR   (5% INT)      BENEFIT     VALUE         VALUE        BENEFIT     VALUE         VALUE        BENEFIT      VALUE      VALUE

                                  0.00%                                  6.00%                                  12.00%
                     -------------------------------------  -------------------------------------  ---------------------------------
     1                250,000                                250,000                                250,000
     2                250,000                                250,000                                250,000
     3                250,000                                250,000                                250,000
     4                250,000                                250,000                                250,000
     5                250,000                                250,000                                250,000
     6                250,000                                250,000                                250,000
     7                250,000                                250,000                                250,000
     8                250,000                                250,000                                250,000
     9                250,000                                250,000                                250,000
    10                250,000                                250,000                                250,000
    11                250,000                                250,000                                250,000
    12                250,000                                250,000                                250,000
    13                250,000                                250,000                                250,000
    14                250,000                                250,000                                250,000
    15                250,000                                250,000                                250,000
    16                250,000                                250,000                                250,000
    17                250,000                                250,000                                250,000
    18                250,000                                250,000                                250,000
    19                250,000                                250,000                                250,000
    20                250,000                                250,000                                250,000
  Age 75              250,000                                250,000                                651,658


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.







                                                        VARIABLE UNIVERSAL LIFE
                                                Flexible Premium Variable Life Insurance

                                                                  MALE
                                                          STANDARD NON-SMOKER

Initial Face Amount:                                  $250,000                     Annual Planned Premium:(1)             $4,000.00
Death Benefit Option:                                        A                     Issue Age:                                    45
Death Benefits Payable to Age:                              95                     Premiums Payable to Age:                      95
------------------------------------------------------------------------------------------------------------------------------------
                                                 RESULTS ASSUMING GUARANTEED CHARGES(2)
                                        Assuming Hypothetical Gross Annual Investment Return of:

 END OF   ACCUM                   POLICY        CASH                     POLICY        CASH                     POLICY      CASH
 POLICY  PREMIUM       DEATH     ACCOUNT      SURRENDER       DEATH     ACCOUNT      SURRENDER       DEATH      ACCOUNT   SURRENDER
  YEAR  (5% INT)      BENEFIT     VALUE         VALUE        BENEFIT     VALUE         VALUE        BENEFIT      VALUE      VALUE

                                  0.00%                                  6.00%                                  12.00%
                       --------------------------------  -------------------------------------  ---------------------------------
     1                 250,000                                250,000                                 250,000
     2                 250,000                                250,000                                 250,000
     3                 250,000                                250,000                                 250,000
     4                 250,000                                250,000                                 250,000
     5                 250,000                                250,000                                 250,000
     6                 250,000                                250,000                                 250,000
     7                 250,000                                250,000                                 250,000
     8                 250,000                                250,000                                 250,000
     9                 250,000                                250,000                                 250,000
    10                 250,000                                250,000                                 250,000
    11                 250,000                                250,000                                 250,000
    12                 250,000                                250,000                                 250,000
    13                 250,000                                250,000                                 250,000
    14                 250,000                                250,000                                 250,000
    15                 250,000                                250,000                                 250,000
    16                 250,000                                250,000                                 250,000
    17                 250,000                                250,000                                 250,000
    18                 250,000                                250,000                                 250,000
    19                 250,000                                250,000                                 250,000
    20                 250,000                                250,000                                 250,000
Age 75                                                        250,000                                 580,660


(1) Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

(2) Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUNDS' PORTFOLIOS. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about SAFECO Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can get a free copy of the SAI, a personalized illustration or discuss your questions about your contract by contacting us at:


     SAFECO Life Insurance Company
     5069 154th Place NE
     Redmond, WA 98052-9669
     1-800-4SAFECO
     1-800-472-3326

You can also download an electronic version of this prospectus and the SAI at http:\\www.SAFECO.com.


You can review and copy the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the Policy and the Portfolios are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0102.





Investment Company Act File No. 811-04909

                                                                PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          PREMIER ACCUMULATION LIFE(R)
                       STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    issued by
                           SAFECO SEPARATE ACCOUNT SL
                                       and
                          SAFECO LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Variable Life Insurance Policy. Terms used in the current prospectus for the policy are incorporated in this Statement.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-4SAFECO or write to SAFECO Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectus are both dated __________ 2003.



                                                     TABLE OF CONTENTS

SAFECO SEPARATE ACCOUNT SL........................................................................................2

EXPERTS...........................................................................................................2

DISTRIBUTION......................................................................................................2
   Reduction or Elimination of Policy Charges or Additional Amounts Credited......................................3
   Underwriting...................................................................................................3
   Misstatement of Age or Sex.....................................................................................3
   SAFECO Life's Right to Contest.................................................................................3
   Advertising....................................................................................................3

PERFORMANCE DATA..................................................................................................4
   Total Return...................................................................................................4
   Performance Comparison.........................................................................................6
   Tax Comparison.................................................................................................6

TAXES.............................................................................................................6

FINANCIAL STATEMENTS..............................................................................................7

ILLUSTRATIONS.....................................................................................................8

                           SAFECO SEPARATE ACCOUNT SL

SAFECO Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. SAFECO Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957. We established SAFECO Separate Account SL ("the Separate Account") on November 6, 1986, to hold assets that underlie policy values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the policy. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, but not all portfolios may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Policy values allocated to the Separate Account will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the purchase payments made under a policy for the reasons described above.

                                     EXPERTS

The financial statements of SAFECO Separate Account SL at December 31, 2002 and for the periods indicated therein and the financial statements of SAFECO Life Insurance Company and Subsidiaries at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Actuarial matters included in the prospectus and this Statement of Additional Information, have been approved by _______________, [Title] of SAFECO Life Insurance Company, and are included in reliance upon his opinion as to their reasonableness as stated in his opinion filed as an exhibit to the Registration Statement.


                                  DISTRIBUTION

SAFECO Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the Policies. The Policies issued by the Separate Account are offered on a continuous basis. SSI is a wholly-owned subsidiary and affiliate of SAFECO. For the years ended 2000, 2001 and 2002, SSI received $____________, $_________ and $______________ in commissions for the distribution of the Policies of which no payments were retained.

The commissions paid to registered representatives on the sale of policies are not more than 90% of the Guaranteed Death Benefit premiums and 3% on premiums in excess of the Guaranteed Death Benefit paid during the first year nor more than 2% during years two through six. In addition, commissions, allowances and bonuses may be paid to registered representatives and/or other distributors of the policies. A bonus dependent upon persistency is one type of bonus that may be paid. Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the policy other than those described in this prospectus.

Reduction or Elimination of Policy Charges or Additional Amounts Credited

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals. Under such circumstances, we may pass a portion of these anticipated savings on to you by reducing or eliminating certain policy charges (including the surrender charge) or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per policy sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the policies with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.


Underwriting

SAFECO Life gathers certain information about an applicant's gender, age, health, occupation, avocation and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. SAFECO Life uses the 1980 Commissioner's Standard Ordinary Mortality table to determine the cost of insurance for each insured.

Misstatement of Age or Sex

If the age or sex of the insured has been incorrectly stated, the death benefit and any benefits provided by riders will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

SAFECO Life's Right to Contest

SAFECO Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured's lifetime for two years from the policy date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement. If the insured commits suicide within two years of the policy date, or such period as specified in state law, the benefit is limited to a return of premiums adjusted for loans, withdrawals, and investment experience, gain or loss, in the portfolios.

Advertising

SAFECO Life is ranked and rated by independent financial rating services, including Moody's, Standard and Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of SAFECO Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of SAFECO Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                                PERFORMANCE DATA

Total Return

We advertise total return performance using 3 different methods:

1. "Total return" is the total percentage change in the unit value of a hypothetical investment in a portfolio over a stated period of time. It is calculated by determining the growth or decline in the hypothetical unit value of the fund at the start of the period to the end of the period.

         Total return (%) = ((unit value at end of period) / (unit value at start of period) -1) * 100%

2. "Average annual total return" is the annual percentage change in the unit value of a hypothetical investment in a portfolio over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including 1, 3, 5, 7, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:

                                 P(1 + T)n = ERV
where:
P        = a hypothetical initial payment of $1,000;
T        = the average annual total return;
n        = the number of years; and
ERV      = the withdrawal value at the end of the time period used.

3. "Cumulative total returns" are not averaged and reflect the percentage change in value of a hypothetical investment in the portfolio over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including 3,5,7, and 10 years (up to the length of time the portfolio has existed, regardless of whether or not the portfolio was available as a portfolio option under the policy.

Cumulative total return (%) = ((unit value at end of period) / (unit value at start of period) -1) * 100%

All three methods of calculating total return reflect all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all dividend and capital gains distributions and the deduction of all applicable charges to the portfolio, including the mortality and expense risk charge, investment management fees and other portfolio expenses.

The total return calculations do not include deductions for the cost of insurance (including deductions for any applicable riders), applicable surrender charges, and premium taxes. If the total return calculations included these deductions, performance of the portfolios would be lower.

Total return figures which appear in advertisements or sales literature will be calculated in two different manners. "Standardized" total return figures include deduction of the monthly administration charge. "Non-standardized" total return figures do not include deduction of the monthly administration charge. The non-standardized method will cause the performance of the portfolios to appear higher than performance calculated using the standardized method.

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

The performance chart below shows each of the methods used in calculating performance. The values shown are not an estimate or a guarantee of future investment performance.

-----------------------------------------------------------------------------------------------------------
                                                                               AVERAGE ANNUAL
                                                                                TOTAL RETURN
                            PORTFOLIO                               FOR THE PERIOD OF JANUARY 1, 2002 TO
                                                                             DECEMBER 31, 2002
                                                                         (To be Filed by Amendment)
-----------------------------------------------------------------------------------------------------------
                                                                     Standardized       Non-Standardized
-----------------------------------------------------------------------------------------------------------
SAFECO RST Bond Fund
-----------------------------------------------------------------------------------------------------------

SAFECO RST Equity Fund
-----------------------------------------------------------------------------------------------------------

SAFECO RST Growth Opportunities Fund
-----------------------------------------------------------------------------------------------------------

SAFECO RST Northwest Fund
-----------------------------------------------------------------------------------------------------------

SAFECO RST Small Company Value Fund
-----------------------------------------------------------------------------------------------------------

AIM V.I. Aggressive Growth Fund (Series I Shares)
-----------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund (Series I Shares)
-----------------------------------------------------------------------------------------------------------

American Century VP Balanced
-----------------------------------------------------------------------------------------------------------

American Century VP International
-----------------------------------------------------------------------------------------------------------

American Century VP Value
-----------------------------------------------------------------------------------------------------------

Dreyfus IP - Midcap Stock Portfolio - Initial Shares
-----------------------------------------------------------------------------------------------------------

Dreyfus IP - Technology Growth Portfolio - Initial Shares
-----------------------------------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
-----------------------------------------------------------------------------------------------------------

Dreyfus VIF - Appreciation Portfolio - Initial Shares
-----------------------------------------------------------------------------------------------------------

Dreyfus VIF - Quality Bond Portfolio - Initial Shares
-----------------------------------------------------------------------------------------------------------

Federated High Income Bond Fund II
-----------------------------------------------------------------------------------------------------------

Federated Utility Fund II
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio
-----------------------------------------------------------------------------------------------------------

Franklin Small Cap Fund (Class 2)
-----------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund (Class 2)
-----------------------------------------------------------------------------------------------------------

INVESCO VIF Real Estate Opportunity Fund
-----------------------------------------------------------------------------------------------------------

JPMorgan U.S. Disciplined Equity Portfolio
-----------------------------------------------------------------------------------------------------------

Mutual Shares Securities Fund (Class 2)
-----------------------------------------------------------------------------------------------------------

Scudder VS I Balanced Portfolio
-----------------------------------------------------------------------------------------------------------

Scudder VS I International Portfolio
-----------------------------------------------------------------------------------------------------------

Templeton Developing Markets Securities (Class 2)
-----------------------------------------------------------------------------------------------------------

Templeton Growth Securities Fund (Class 2)
-----------------------------------------------------------------------------------------------------------


                                                                               AVERAGE ANNUAL

                           PORTFOLIOS                                           TOTAL RETURN
                                                                    FOR THE PERIOD OF JANUARY 1, 2002 TO
          (Available only if you have been continuously                      DECEMBER 31, 2002
             invested in them since April 30, 2000.)                     (To be Filed by Amendment)
-----------------------------------------------------------------------------------------------------------
                                                                     Standardized       Non-Standardized
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio
-----------------------------------------------------------------------------------------------------------

ING VP Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------

ING VP Natural Resources Trust
-----------------------------------------------------------------------------------------------------------

Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------

Performance Comparison

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Standard & Poor's High-Grade Corporate Bond Index, Lehman Brothers Long Term Quality Government/Corporate Bond Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indexes generally regarded as representative of the securities markets; (ii) other investment products tracked by Lipper, Inc. or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for mortality and expense charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable universal life separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

Tax Comparison

Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                                      TAXES

Our Income Taxes

Under current Federal income tax law, we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for Federal income taxes. We reserve the right to charge the Separate Account for any future Federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of SAFECO Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

Illustrations Of Variation In Death Benefit, Policy Account And Cash Surrender Values In Relation To The Funds' Investment Experience

In order to demonstrate how actual investment experience of the Funds affected the Death Benefits, Policy Account and Cash Surrender Values (policy benefits) of a policy, the following hypothetical illustrations were developed and are based upon the actual experience of the portfolios of the Funds. These illustrations assume that the Separate Account acquired an interest in the sub-accounts at their inception.


These tables illustrate cost of insurance and expense charges (policy cost factors) at both the current rates and the maximum rates guaranteed in the policies. The amounts shown at the end of each Policy Year reflect a daily charge against the portfolios. This charge includes a .70% charge against the Separate Account for mortality and expense risks, the effect on each portfolio's actual investment experience of the investment management fees and direct operating expenses. These tables also assume deduction of a premium tax rate based on 2.1% of premiums. The tables are for preferred risk male non-smoker age
45. Planned premium payments are assumed to be paid at the beginning of each Policy Year. You may request a comparable illustration based on the proposed insured's age, sex, smoking classification and underwriting classification for a requested face amount of insurance and planned premiums by contacting us at SAFECO Life Insurance Company, 5069 154th Place NE, Redmond, WA 98052-9669. Or by telephone at 1-800-472-3326.


                                                           MALE
                                                   PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $4,000.00
Death Benefit Option:                                    A Issue Age:                                   45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95




                                                 SAFECO RST BOND PORTFOLIO

       POLICY         DEATH         POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END         BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                                                             VALUE
-----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1988           250,000       3,168          1,968        250,000      2,934           1,734
        1989           250,000       6,973          5,413        250,000      6,516           4,956
        1990           250,000      10,623          8,703        250,000      9,949           8,029
        1991           250,000      15,494         13,349        250,000      14,500          12,355
        1992           250,000      19,646         17,501        250,000      18,312          16,167
        1993           250,000      24,907         23,191        250,000      23,084          21,368
        1994           250,000      26,840         25,553        250,000      24,691          23,404
        1995           250,000      34,973         34,115        250,000      31,936          31,078
        1996           250,000      37,841         37,412        250,000      34,243          33,814
        1997           250,000      43,934         43,934        250,000      39,356          39,356
        1998           250,000      50,659         50,659        250,000      44,944          44,944
        1999           250,000      50,926         50,926        250,000      44,712          44,712
        2000           250,000      59,550         59,550        250,000      51,768          51,768
        2001           250,000      66,223         66,223        250,000      57,018          57,018
        2002



(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.  FUTURE POLICY BENEFITS WILL
FLUCTUATE  BASED UPON ACTUAL  INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND
ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE
FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER



Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $4,000.00
Death Benefit Option:                                    A Issue Age:                                   45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


                           SAFECO RST EQUITY PORTFOLIO

       POLICY           DEATH      POLICY     CASH SURRENDER  DEATH BENEFIT    POLICY    CASH SURRENDER
      YEAR END         BENEFIT  ACCOUNT VALUE      VALUE                      ACCOUNT         VALUE
   DECEMBER 31ST                                                               VALUE
---------------------------------------------------------------------------------------------------------
                            BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES

        1988          250,000       3,817          2,617         250,000       3,561          2,361
        1989          250,000       8,851          7,291         250,000       8,314          6,754
        1990          250,000      11,167          9,247         250,000       10,484         8,564
        1991          250,000      17,997         15,852         250,000       16,892        14,747
        1992          250,000      22,578         20,433         250,000       21,113        18,968
        1993          250,000      32,668         30,952         250,000       30,422        28,706
        1994          250,000      38,642         37,355         250,000       35,806        34,519
        1995          250,000      53,397         52,539         250,000       49,250        48,392
        1996          250,000      70,128         69,699         250,000       64,399        63,970
        1997          250,000      90,995         90,995         250,000       83,227        83,227
        1998          250,000      116,977        116,977        250,000      106,676        106,676
        1999          250,000      130,437        130,437        250,000      118,655        118,655
        2000          250,000      118,248        118,248        250,000      107,233        107,233
        2001          250,000      108,992        108,992        250,000       98,418        98,418
        2002







                    SAFECO RST GROWTH OPPORTUNITIES PORTFOLIO


       POLICY           DEATH       POLICY     CASH SURRENDER     DEATH        POLICY      CASH SURRENDER
      YEAR END         BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT    ACCOUNT VALUE      VALUE
   DECEMBER 31ST
-----------------------------------------------------------------------------------------------------------
                            BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1994           250,000       3,335          2,135        250,000        3,096          1,896
        1995           250,000       9,193          7,633        250,000        8,630          7,070
        1996           250,000      16,213         14,293        250,000       15,262          13,342
        1997           250,000      27,876         25,731        250,000       26,249          24,104
        1998           250,000      31,269         29,124        250,000       29,362          27,217
        1999           250,000      35,999         34,283        250,000       33,662          31,946
        2000           250,000      36,314         35,027        250,000       33,764          32,477
        2001           250,000      46,576         45,718        250,000       43,057          42,199
        2002







(1)      Assumes the premium shown is paid at the beginning of each policy year.  Values would be different if premiums are paid with a different frequency or in different amounts.

         THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
         BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
         PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
         CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)            $4,000.00
Death Benefit Option:                                    A Issue Age:                                   45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95



                         SAFECO RST NORTHWEST PORTFOLIO

        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH        POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT      ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                      VALUE
-------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1994            250,000      3,053          1,853         250,000       2,823           1,623
        1995            250,000      6,592          5,032         250,000       6,152           4,592
        1996            250,000      10,808         8,888         250,000       10,120          8,200
        1997            250,000      18,138         15,993        250,000       16,993          14,848
        1998            250,000      21,613         19,468        250,000       20,172          18,027
        1999            250,000      38,057         36,341        250,000       35,420          33,704
        2000            250,000      34,625         33,338        250,000       32,043          30,756
        2001            250,000      33,294         32,436        250,000       30,563          29,705
        2002






                    SAFECO RST SMALL COMPANY VALUE PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH        POLICY     CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT      ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                      VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1997            250,000      2,929          1,729         250,000       2,704           1,504
        1998            250,000      4,707          3,147         250,000       4,361           2,801
        1999            250,000      8,928          7,008         250,000       8,333           6,413
        2000            250,000      11,098         8,953         250,000       10,333          8,188
        2001            250,000      17,029         14,884        250,000       15,807         13,662
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS. FUTURE POLICY BENEFITS WILL
FLUCTUATE BASED UPON ACTUAL INVESTMENT RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND
ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE
FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $4,000.00
Death Benefit Option:                                    A Issue Age:                                   45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95



                 AIM V.I. AGGRESSIVE GROWTH FUND SERIES I SHARES

        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1998            250,000      2,854          1,654         250,000      2,631           1,431
        1999            250,000      8,731          7,171         250,000      8,182           6,622
        2000            250,000      12,005         10,085        250,000      11,259          9,339
        2001            250,000      10,910         8,765         250,000      10,179          8,034
        2002



                      AIM V.I. GROWTH FUND SERIES I SHARES

       POLICY            DEATH       POLICY          CASH         DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE   SURRENDER      BENEFIT   ACCOUNT VALUE      VALUE
    DECEMBER 31ST                                   VALUE
----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES

        1993            250,000       3,485         2,285        250,000       3,240          2,040
        1994            250,000       6,329         4,769        250,000       5,910          4,350
        1995            250,000      21,197         19,277       250,000      19,943          18,023
        1996            250,000      27,138         24,993       250,000      25,514          23,369
        1997            250,000      36,668         34,523       250,000      34,411          32,266
        1998            250,000      49,447         47,731       250,000      46,285          44,569
        1999            250,000      67,965         66,678       250,000      63,467          62,180
        2000            250,000      56,028         55,170       250,000      52,101          51,243
        2001            250,000      38,591         38,162       250,000      35,578          35,149
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.




                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95



                        AMERICAN CENTURY VP INTERNATIONAL

       POLICY            DEATH      POLICY    CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT        VALUE        BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                   VALUE
----------------------------------------------------------------------------------------------------------
                            BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1995            250,000      3,345         2,145        250,000      3,105           1,905
        1996            250,000      7,374         5,814        250,000      6,901           5,341
        1997            250,000     12,357        10,437        250,000      11,597          9,677
        1998            250,000     18,223        16,078        250,000      17,091          14,946
        1999            250,000     34,895        32,750        250,000      32,702          30,557
        2000            250,000     31,254        29,538        250,000      29,147          27,431
        2001            250,000     23,943        22,656        250,000      22,130          20,843
        2002


                          AMERICAN CENTURY VP BALANCED

       POLICY            DEATH       POLICY    CASH SURRENDER     DEATH       POLICY       CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE        BENEFIT   ACCOUNT VALUE       VALUE
    DECEMBER 31ST                    VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1992            250,000      2,725          1,525        250,000       2,507           1,307
        1993            250,000      6,258          4,698        250,000       5,830           4,270
        1994            250,000      9,283          7,363        250,000       8,670           6,750
        1995            250,000      14,879        12,734        250,000      13,901           11,756
        1996            250,000      19,958        17,813        250,000      18,584           16,439
        1997            250,000      26,484        24,768        250,000      24,535           22,819
        1998            250,000      33,967        32,680        250,000      31,298           30,011
        1999            250,000      40,411        39,553        250,000      37,004           36,146
        2000            250,000      41,903        41,474        250,000      38,063           37,634
        2001            250,000      42,914        42,914        250,000      38,581           38,581
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.  FUTURE POLICY BENEFITS WILL
FLUCTUATE  BASED UPON ACTUAL  INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND
ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE
FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.


                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95


                            AMERICAN CENTURY VP VALUE

       POLICY            DEATH       POLICY    CASH SURRENDER     DEATH       POLICY       CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE        BENEFIT   ACCOUNT VALUE       VALUE
    DECEMBER 31ST                    VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1996            250,000      3,598          2,398        250,000       3,350           2,150
        1997            250,000      8,551          6,991        250,000       8,025           6,465
        1998            250,000      12,172        10,252        250,000      11,432           9,512
        1999            250,000      15,047        12,902        250,000      14,099           11,954
        2000            250,000      21,394        19,249        250,000      19,979           17,834
        2001            250,000      27,573        25,857        250,000      25,616           23,900
        2002


               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

        POLICY            DEATH       POLICY     CASH SURRENDER     DEATH        POLICY       CASH SURRENDER
       YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT   ACCOUNT VALUE        VALUE
     DECEMBER 31ST
 --------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                 BASED UPON GUARANTEED CHARGES

         1993            250,000       4,140          2,940        250,000       3,874            2,674
         1994            250,000       7,124          5,564        250,000       6,676            5,116
         1995            250,000      13,729         11,809        250,000       12,914           10,994
         1996            250,000      20,249         18,104        250,000       19,032           16,887
         1997            250,000      29,800         27,655        250,000       27,945           25,800
         1998            250,000      42,315         40,599        250,000       39,557           37,841
         1999            250,000      58,735         57,448        250,000       54,746           53,459
         2000            250,000      54,580         53,722        250,000       50,648           49,790
         2001            250,000      44,150         43,721        250,000       40,659           40,230
         2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.  FUTURE POLICY BENEFITS WILL
FLUCTUATE  BASED UPON ACTUAL  INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND
ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE
FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.



                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

 Initial Face Amount:                             $250,000 Annual Planned Premium: (1)           $4,000.00
 Death Benefit Option:                                   A Issue Age:                                   45
 Death Benefits Payable to Age:                         95 Premiums Payable to Age:                     95


                       DREYFUS IP - MIDCAP STOCK PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
-----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1998            250,000      2,802          1,602         250,000      2,581           1,381
        1999            250,000      6,532          4,972         250,000      6,091           4,531
        2000            250,000      10,337         8,417         250,000      9,670           7,750
        2001            250,000      12,796         10,651        250,000      11,943          9,798
        2002

                    DREYFUS IP - TECHNOLOGY GROWTH PORTFOLIO

        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1999            250,000      12,514         11,314        250,000      12,023          10,823
        2000            250,000      11,246         9,686         250,000      10,734          9,174
        2001            250,000      9,362          7,442         250,000      8,875           6,955
        2002

                      DREYFUS VIF - APPRECIATION PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY    CASH SURRENDER VALUE
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT     ACCOUNT
    DECEMBER 31ST                                                              VALUE
--------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                 BASED UPON GUARANTEED CHARGES

        1993            250,000       3,241          2,041        250,000      3,005            1,805
        1994            250,000       6,497          4,937        250,000      6,064            4,504
        1995            250,000      12,784         10,864        250,000      11,996           10,076
        1996            250,000      19,807         17,662        250,000      18,582           16,437
        1997            250,000      29,143         26,998        250,000      27,284           25,139
        1998            250,000      41,739         40,023        250,000      38,957           37,241
        1999            250,000      49,605         48,318        250,000      46,129           44,842
        2000            250,000      51,936         51,078        250,000      48,065           47,207
        2001            250,000      49,422         48,993        250,000      45,430           45,001
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

 THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
 BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
 PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
 CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.


                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $4,000.00
Death Benefit Option:                                    A Issue Age:                                   45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95



                      DREYFUS VIF - QUALITY BOND PORTFOLIO

        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1990            250,000      3,178          1,978         250,000      2,944           1,744
        1991            250,000      7,167          5,607         250,000      6,700           5,140
        1992            250,000      10,417         8,497         250,000      9,755           7,835
        1993            250,000      13,696         11,551        250,000      12,802          10,657
        1994            250,000      17,436         15,291        250,000      16,234          14,089
        1995            250,000      24,506         22,790        250,000      22,692          20,976
        1996            250,000      28,138         26,851        250,000      25,876          24,589
        1997            250,000      33,810         32,952        250,000      30,855          29,997
        1998            250,000      38,509         38,080        250,000      34,831          34,402
        1999            250,000      41,202         41,202        250,000      36,868          36,868
        2000            250,000      51,085         51,085        250,000      45,272          45,272
        2001            250,000      57,078         57,078        250,000      50,121          50,121
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.



                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $4,000.00
Death Benefit Option:                                    A Issue Age:                                   45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95



                       FEDERATED HIGH INCOME BOND FUND II

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
-----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1994            250,000      2,784          1,584         250,000      2,564           1,364
        1995            250,000      7,109          5,549         250,000      6,639           5,079
        1996            250,000      11,577         9,657         250,000      10,845          8,925
        1997            250,000      16,544         14,399        250,000      15,487         13,342
        1998            250,000      19,936         17,791        250,000      18,586         16,441
        1999            250,000      23,294         21,578        250,000      21,579         19,863
        2000            250,000      21,459         20,172        250,000      19,687         18,400
        2001            250,000      24,535         23,677        250,000      22,262         21,404
        2002



                            FEDERATED UTILITY FUND II


       POLICY            DEATH       POLICY          CASH         DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE   SURRENDER      BENEFIT   ACCOUNT VALUE      VALUE
    DECEMBER 31ST                                   VALUE
----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES

        1994            250,000       2,802         1,602        250,000     2,582           1,382
        1995            250,000       7,370         5,810        250,000     6,887           5,327
        1996            250,000      11,578         9,658        250,000     10,848          8,928
        1997            250,000      18,460         16,315       250,000     17,298         15,153
        1998            250,000      24,349         22,204       250,000     22,749         20,604
        1999            250,000      54,951         53,235       250,000     51,283         49,567
        2000            250,000      50,037         48,750       250,000     46,531         45,244
        2001            250,000      45,395         44,537       250,000     41,979         41,121
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95


                       FIDELITY VIP MONEY MARKET PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
-----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1983            250,000      3,241          2,041         250,000      3,005           1,805
        1984            250,000      6,995          5,435         250,000      6,538           4,978
        1985            250,000      10,807         8,887         250,000      10,125          8,205
        1986            250,000      14,665         12,520        250,000      13,719         11,574
        1987            250,000      18,694         16,549        250,000      17,415         15,270
        1988            250,000      23,157         21,441        250,000      21,439         19,723
        1989            250,000      28,353         27,066        250,000      26,072         24,785
        1990            250,000      33,626         32,768        250,000      30,683         29,825
        1991            250,000      38,548         38,119        250,000      34,863         34,434
        1992            250,000      42,804         42,804        250,000      38,313         38,313
        1993            250,000      46,807         46,807        250,000      41,458         41,458
        1994            250,000      51,329         51,329        250,000      44,987         44,987
        1995            250,000      56,798         56,798        250,000      49,268         49,268
        1996            250,000      62,174         62,174        250,000      53,373         53,373
        1997            250,000      67,757         67,757        250,000      57,552         57,552
        1998            250,000      73,459         73,459        250,000      61,711         61,711
        1999            250,000      79,058         79,058        250,000      65,642         65,642
        2000            250,000      85,548         85,548        250,000      69,944         69,944
        2001            250,000      90,411         90,411        250,000      72,670         72,670
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY  BENEFITS
WILL  FLUCTUATE  BASED UPON ACTUAL  INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE  ACHIEVED IN THE PAST AND WILL
DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  BY THE OWNER.  NO  REPRESENTATION  CAN BE MADE BY
SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.



                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95


                       FIDELITY VIP HIGH INCOME PORTFOLIO

       POLICY            DEATH       POLICY          CASH         DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE   SURRENDER      BENEFIT   ACCOUNT VALUE       VALUE
    DECEMBER 31ST                                   VALUE
-----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1986            250,000       3,532         2,332        250,000       3,286           2,086
        1987            250,000       6,669         5,109        250,000       6,233           4,673
        1988            250,000      10,813         8,893        250,000      10,135           8,215
        1989            250,000      13,122         10,977       250,000      12,266          10,121
        1990            250,000      15,620         13,475       250,000      14,521          12,376
        1991            250,000      25,150         23,434       250,000      23,270          21,554
        1992            250,000      34,545         33,258       250,000      31,800          30,513
        1993            250,000      45,001         44,143       250,000      41,205          40,347
        1994            250,000      46,840         46,411       250,000      42,591          42,162
        1995            250,000      59,870         59,870       250,000      54,056          54,056
        1996            250,000      71,241         71,241       250,000      63,921          63,921
        1997            250,000      86,811         86,811       250,000      77,479          77,479
        1998            250,000      85,126         85,126       250,000      75,541          75,541
        1999            250,000      94,437         94,437       250,000      83,316          83,316
        2000            250,000      74,561         74,561       250,000      65,235          65,235
        2001            250,000      67,309         67,309       250,000      58,199          58,199
        2002




(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY  BENEFITS
WILL  FLUCTUATE  BASED UPON ACTUAL  INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE  ACHIEVED IN THE PAST AND WILL
DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  BY THE OWNER.  NO  REPRESENTATION  CAN BE MADE BY
SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.




                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)               $4,000.00
Death Benefit Option:                                    A Issue Age:                                      45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                        95


                      FIDELITY VIP EQUITY-INCOME PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT     ACCOUNT           VALUE
    DECEMBER 31ST                                                              VALUE
-------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1987            250,000       2,891          1,691        250,000      2,667            1,467
        1988            250,000       7,395          5,835        250,000      6,912            5,352
        1989            250,000      12,241         10,321        250,000      11,478           9,558
        1990            250,000      12,742         10,597        250,000      11,904           9,759
        1991            250,000      20,704         18,559        250,000      19,295          17,150
        1992            250,000      27,607         25,891        250,000      25,602          23,886
        1993            250,000      36,049         34,762        250,000      33,261          31,974
        1994            250,000      41,537         40,679        250,000      38,093          37,235
        1995            250,000      59,989         59,560        250,000      54,723          54,294
        1996            250,000      71,630         71,630        250,000      64,987          64,987
        1997            250,000      95,230         95,230        250,000      86,038          86,038
        1998            250,000      109,053        109,053       250,000      98,178          98,178
        1999            250,000      118,371        118,371       250,000     106,207          106,207
        2000            250,000      130,711        130,711       250,000     116,904          116,904
        2001            250,000      126,106        126,106       250,000     112,370          112,370
        2002



(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY  BENEFITS
WILL  FLUCTUATE  BASED UPON ACTUAL  INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE  ACHIEVED IN THE PAST AND WILL
DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  BY THE OWNER.  NO  REPRESENTATION  CAN BE MADE BY
SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.


                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)               $4,000.00
Death Benefit Option:                                    A Issue Age:                                      45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                        95


                          FIDELITY VIP GROWTH PORTFOLIO

       POLICY            DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                                                               VALUE
-------------------------------------------------------------------------------------------------------------
                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1987            250,000       3,053          1,853         250,000      2,824           1,624
        1988            250,000       7,127          5,567         250,000      6,660           5,100
        1989            250,000      13,431          11,511        250,000      12,607          10,687
        1990            250,000      14,346          12,201        250,000      13,424          11,279
        1991            250,000      25,319          23,174        250,000      23,654          21,509
        1992            250,000      30,808          29,092        250,000      28,650          26,934
        1993            250,000      40,198          38,911        250,000      37,211          35,924
        1994            250,000      42,871          42,013        250,000      39,449          38,591
        1995            250,000      61,915          61,486        250,000      56,673          56,244
        1996            250,000      74,109          74,109        250,000      67,477          67,477
        1997            250,000      94,805          94,805        250,000      85,954          85,954
        1998            250,000      136,030        136,030        250,000     123,013         123,013
        1999            250,000      190,293        190,293        250,000     171,899         171,899
        2000            250,000      171,211        171,211        250,000     154,480         154,480
        2001            250,000      142,513        142,513        250,000     128,272         128,272
        2002




(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY  BENEFITS
WILL  FLUCTUATE  BASED UPON ACTUAL  INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE  ACHIEVED IN THE PAST AND WILL
DEPEND ON A NUMBER OF  FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  BY THE OWNER.  NO  REPRESENTATION  CAN BE MADE BY
SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.


                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)               $4,000.00
Death Benefit Option:                                    A Issue Age:                                      45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                        95

                         FIDELITY VIP OVERSEAS PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT   ACCOUNT VALUE      VALUE
    DECEMBER 31ST
-----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1988            250,000       3,206          2,006        250,000       2,971          1,771
        1989            250,000       8,020          6,460        250,000       7,512          5,952
        1990            250,000      10,789          8,869        250,000      10,111          8,191
        1991            250,000      14,831         12,686        250,000      13,880          11,735
        1992            250,000      15,734         13,589        250,000      14,638          12,493
        1993            250,000      25,740         24,024        250,000      23,835          22,119
        1994            250,000      29,005         27,718        250,000      26,679          25,392
        1995            250,000      34,860         34,002        250,000      31,829          30,971
        1996            250,000      42,561         42,132        250,000      38,553          38,124
        1997            250,000      50,492         50,492        250,000      45,347          45,347
        1998            250,000      59,868         59,868        250,000      53,348          53,348
        1999            250,000      89,089         89,089        250,000      78,971          78,971
        2000            250,000      73,736         73,736        250,000      64,932          64,932
        2001            250,000      59,628         59,628        250,000      51,978          51,978
        2002





                  FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

        POLICY           DEATH       POLICY          CASH         DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE   SURRENDER      BENEFIT     ACCOUNT           VALUE
    DECEMBER 31ST                                   VALUE                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1989            250,000       3,278         2,078        250,000      3,041            1,841
        1990            250,000       6,751         5,191        250,000      6,307            4,747
        1991            250,000      11,389         9,469        250,000      10,676           8,756
        1992            250,000      15,277         13,132       250,000      14,299          12,154
        1993            250,000      20,190         18,045       250,000      18,827          16,682
        1994            250,000      22,123         20,407       250,000      20,488          18,772
        1995            250,000      29,325         28,038       250,000      26,983          25,696
        1996            250,000      33,083         32,225       250,000      30,201          29,343
        1997            250,000      39,059         38,630       250,000      35,344          34,915
        1998            250,000      45,439         45,439       250,000      40,719          40,719
        1999            250,000      47,435         47,435       250,000      42,074          42,074
        2000            250,000      55,492         55,492       250,000      48,746          48,746
        2001            250,000      62,699         62,699       250,000      54,575          54,575
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.




                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)               $4,000.00
Death Benefit Option:                                    A Issue Age:                                      45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                        95



                      FIDELITY VIP ASSET MANAGER PORTFOLIO

       POLICY            DEATH       POLICY    CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE        BENEFIT     ACCOUNT           VALUE
    DECEMBER 31ST                    VALUE                                    VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1990            250,000      3,158          1,958        250,000      2,924            1,724
        1991            250,000      7,712          6,152        250,000      7,218            5,658
        1992            250,000      11,982        10,062        250,000      11,239           9,319
        1993            250,000      18,160        16,015        250,000      17,027          14,882
        1994            250,000      19,520        17,375        250,000      18,215          16,070
        1995            250,000      26,241        24,525        250,000      24,356          22,640
        1996            250,000      33,339        32,052        250,000      30,767          29,480
        1997            250,000      43,644        42,786        250,000      40,047          39,189
        1998            250,000      53,378        52,949        250,000      48,679          48,250
        1999            250,000      62,254        62,254        250,000      56,398          56,398
        2000            250,000      62,159        62,159        250,000      55,902          55,902
        2001            250,000      61,857        61,857        250,000      55,171          55,171
        2002




                        FIDELITY VIP INDEX 500 PORTFOLIO

         POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY       CASH SURRENDER
        YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT   ACCOUNT VALUE       VALUE
      DECEMBER 31ST
  -------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1993           250,000       3,261          2,061         250,000      3,024            1,824
        1994           250,000       6,383          4,823         250,000      5,957            4,397
        1995           250,000      13,016          11,096        250,000      12,216          10,296
        1996           250,000      19,656          17,511        250,000      18,441          16,296
        1997           250,000      30,097          27,952        250,000      28,183          26,038
        1998           250,000      42,402          40,686        250,000      39,586          37,870
        1999           250,000      54,490          53,203        250,000      50,708          49,421
        2000           250,000      51,769          50,911        250,000      47,947          47,089
        2001           250,000      47,738          47,309        250,000      43,903          43,474
        2002



(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST  AND  WILL  DEPEND  ON  A  NUMBER  OF  FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  BY  THE  OWNER.  NO
REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.


                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95





                  FIDELITY VIP ASSET MANAGER: GROWTH PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT     ACCOUNT           VALUE
    DECEMBER 31ST                                                              VALUE
-------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1995            250,000       3,719          2,519        250,000      3,466            2,266
        1996            250,000       8,216          6,656        250,000      7,708            6,148
        1997            250,000      14,106         12,186        250,000      13,268          11,348
        1998            250,000      20,086         17,941        250,000      18,873          16,728
        1999            250,000      26,509         24,364        250,000      24,835          22,690
        2000            250,000      25,597         23,881        250,000      23,831          22,115
        2001            250,000      26,226         24,939        250,000      24,220          22,933
        2002



                        FIDELITY VIP CONTRAFUND PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                                                              VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1995            250,000       4,286          3,086        250,000      4,015           2,815
        1996            250,000       8,986          7,426        250,000      8,452           6,892
        1997            250,000      14,952         13,032        250,000      14,088          12,168
        1998            250,000      23,367         21,222        250,000      22,005          19,860
        1999            250,000      32,675         30,530        250,000      30,699          28,554
        2000            250,000      33,080         31,364        250,000      30,933          29,217
        2001            250,000      31,374         30,087        250,000      29,139          27,852
        2002



(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST  AND  WILL  DEPEND  ON  A  NUMBER  OF  FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  BY  THE  OWNER.  NO
REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.


                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95



                         FIDELITY VIP BALANCED PORTFOLIO

       POLICY            DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                                                               VALUE
-------------------------------------------------------------------------------------------------------------
                              BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1995            250,000       3,403          2,203         250,000      3,162           1,962
        1996            250,000       7,143          5,583         250,000      6,682           5,122
        1997            250,000      12,461          10,541        250,000      11,696          9,776
        1998            250,000      18,167          16,022        250,000      17,039          14,894
        1999            250,000      21,998          19,853        250,000      20,553          18,408
        2000            250,000      23,726          22,010        250,000      22,023          20,307
        2001            250,000      26,068          24,781        250,000      24,008          22,721
        2002

                   FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

       POLICY            DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE        BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                                                              VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1995            250,000       4,041          2,841        250,000      3,778           2,578
        1996            250,000       8,468          6,908        250,000      7,954           6,394
        1997            250,000      15,005         13,085        250,000      14,130          12,210
        1998            250,000      22,442         20,297        250,000      21,118          18,973
        1999            250,000      26,381         24,236        250,000      24,740          22,595
        2000            250,000      24,124         22,408        250,000      22,470          20,754
        2001            250,000      22,943         21,656        250,000      21,168          19,881
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST  AND  WILL  DEPEND  ON  A  NUMBER  OF  FACTORS,  INCLUDING  THE  INVESTMENT  ALLOCATIONS  BY  THE  OWNER.  NO
REPRESENTATION CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium: (1)           $4,000.00
Death Benefit Option:                                    A Issue Age:                                   45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95

                     FIDELITY VIP GROWTH & INCOME PORTFOLIO

       POLICY         DEATH BENEFIT    POLICY    CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END                        ACCOUNT         VALUE        BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                      VALUE                                    VALUE
------------------------------------------------------------------------------------------------------------
                              BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

           1997             250,000        3,958         2,758        250,000      3,697           2,497
           1998             250,000        9,215         7,655        250,000      8,664           7,104
           1999             250,000       13,329        11,409        250,000      12,540         10,620
           2000             250,000       15,621        13,476        250,000      14,656         12,511
           2001             250,000       16,824        14,679        250,000      15,693         13,548
           2002


                        FRANKLIN SMALL CAP FUND - CLASS 2

        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

        1995            250,000      4,229          3,029         250,000      3,960           2,760
        1996            250,000      9,512          7,952         250,000      8,952           7,392
        1997            250,000      14,715         12,795        250,000      13,863          11,943
        1998            250,000      17,426         15,281        250,000      16,377          14,232
        1999            250,000      40,328         38,183        250,000      37,897          35,752
        2000            250,000      36,666         34,950        250,000      34,313          32,597
        2001            250,000      33,314         32,027        250,000      30,979          29,692
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.



                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95



                     FRANKLIN U.S. GOVERNMENT FUND - CLASS 2


       POLICY            DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT   ACCOUNT VALUE      VALUE
    DECEMBER 31ST
------------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES

        1989            250,000       3,159          1,959         250,000     2,925           1,725
        1990            250,000       6,800          5,240         250,000     6,352           4,792
        1991            250,000      11,324          9,404         250,000     10,612          8,692
        1992            250,000      15,431          13,286        250,000     14,442         12,297
        1993            250,000      19,256          17,111        250,000     17,947         15,802
        1994            250,000      20,970          19,254        250,000     19,403         17,687
        1995            250,000      28,467          27,180        250,000     26,166         24,879
        1996            250,000      32,331          31,473        250,000     29,479         28,621
        1997            250,000      38,308          37,879        250,000     34,618         34,189
        1998            250,000      44,017          44,017        250,000     39,381         39,381
        1999            250,000      46,007          46,007        250,000     40,726         40,726
        2000            250,000      54,015          54,015        250,000     47,340         47,340
        2001            250,000      60,477          60,477        250,000     52,500         52,500
        2002

                   JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1995             250,000       4,075          2,875         250,000      3,811           2,611
         1996             250,000       8,726          7,166         250,000      8,200           6,640
         1997             250,000      15,016          13,096        250,000      14,142          12,222
         1998             250,000      22,196          20,051        250,000      20,888          18,743
         1999             250,000      29,762          27,617        250,000      27,934          25,789
         2000             250,000      29,774          28,058        250,000      27,796          26,080
         2001             250,000      28,592          27,305        250,000      26,494          25,207
         2002





(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.



                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)            $4,000.00
Death Benefit Option:                                    A Issue Age:                                   45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                     95


                   INVESCO VIF - REAL ESTATE OPPORTUNITY FUND

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1998             250,000       2,238          1,038         250,000      2,038            838
         1999             250,000       5,314          3,754         250,000      4,927           3,367
         2000             250,000      10,804          8,884         250,000      10,097          8,177
         2001             250,000      13,600          11,455        250,000      12,688          10,543
         2002



                         ING VP NATURAL RESOURCES TRUST

        POLICY           DEATH       POLICY     CASH SURRENDER     DEATH       POLICY     CASH SURRENDER
      YEAR END          BENEFIT     ACCOUNT         VALUE         BENEFIT     ACCOUNT          VALUE
    DECEMBER 31ST                    VALUE                                     VALUE
-----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES               BASED UPON GUARANTEED CHARGES

        1992            250,000      3,038          1,838         250,000      2,809           1,609
        1993            250,000      6,803          5,243         250,000      6,352           4,792
        1994            250,000      9,216          7,296         250,000      8,614           6,694
        1995            250,000      14,261         12,116        250,000      13,327         11,182
        1996            250,000      21,891         19,746        250,000      20,406         18,261
        1997            250,000      26,520         24,804        250,000      24,589         22,873
        1998            250,000      23,402         22,115        250,000      21,508         20,221
        1999            250,000      29,888         29,030        250,000      27,226         26,368
        2000            250,000      38,646         38,217        250,000      34,893         34,464
        2001            250,000      34,602         34,602        250,000      30,847         30,847
        2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.  FUTURE POLICY BENEFITS WILL
FLUCTUATE  BASED UPON ACTUAL  INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND
ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE
FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.


                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95



                          ING VP EMERGING MARKETS FUND


       POLICY            DEATH       POLICY          CASH         DEATH       POLICY      CASH SURRENDER
      YEAR END          BENEFIT   ACCOUNT VALUE   SURRENDER      BENEFIT   ACCOUNT VALUE      VALUE
    DECEMBER 31ST                                   VALUE
----------------------------------------------------------------------------------------------------------
                             BASED UPON CURRENT CHARGES              BASED UPON GUARANTEED CHARGES

        1995            250,000       2,796         1,596        250,000     2,575           1,375
        1996            250,000       6,318         4,758        250,000     5,888           4,328
        1997            250,000       8,157         6,237        250,000     7,607           5,687
        1998            250,000       7,837         5,962        250,000     7,261           5,116
        1999            250,000      25,116         22,971       250,000     23,378         21,233
        2000            250,000      16,458         14,742       250,000     15,170         13,454
        2001            250,000      17,136         15,849       250,000     15,607         14,320
        2002

                         SCUDDER VS I BALANCED PORTFOLIO

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1985             250,000       3,913          2,713         250,000      3,654           2,454
         1986             250,000       8,193          6,633         250,000      7,690           6,130
         1987             250,000      10,955          9,035         250,000      10,283          8,363
         1988             250,000      15,893          13,748        250,000      14,899          12,754
         1989             250,000      22,500          20,355        250,000      21,026          18,881
         1990             250,000      24,818          23,102        250,000      23,049          21,333
         1991             250,000      35,154          33,867        250,000      32,474          31,187
         1992             250,000      40,523          39,665        250,000      37,196          36,338
         1993             250,000      46,430          46,001        250,000      42,308          41,879
         1994             250,000      48,009          48,009        250,000      43,352          43,352
         1995             250,000      64,155          64,155        250,000      57,493          57,493
         1996             250,000      74,510          74,510        250,000      66,333          66,333
         1997             250,000      95,523          95,523        250,000      84,595          84,595
         1998             250,000      120,492        120,492        250,000     106,287         106,287
         1999             250,000      141,425        141,425        250,000     124,357         124,357
         2000             250,000      140,685        140,685        250,000     123,284         123,284
         2001             250,000      133,821        133,821        250,000     116,750         116,750
         2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.

                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95




                      SCUDDER VS I INTERNATIONAL PORTFOLIO

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT           VALUE
     DECEMBER 31ST                                                                VALUE
----------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1987             250,000       2,409          1,209         250,000      2,202            1,002
         1988             250,000       6,445          4,885         250,000      6,002            4,442
         1989             250,000      13,137          11,217        250,000      12,311          10,391
         1990             250,000      14,771          12,626        250,000      13,809          11,664
         1991             250,000      19,707          17,562        250,000      18,357          16,212
         1992             250,000      21,821          20,105        250,000      20,187          18,471
         1993             250,000      34,099          32,812        250,000      31,387          30,100
         1994             250,000      36,482          35,624        250,000      33,347          32,489
         1995             250,000      43,549          43,120        250,000      39,500          39,071
         1996             250,000      53,065          53,065        250,000      47,742          47,742
         1997             250,000      60,650          60,650        250,000      54,149          54,149
         1998             250,000      74,803          74,803        250,000      66,346          66,346
         1999             250,000      119,505        119,505        250,000     105,599          105,599
         2000             250,000      99,307          99,307        250,000      87,351          87,351
         2001             250,000      69,777          69,777        250,000      60,844          60,844
         2002



(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.




                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95


             TEMPLETON DEVELOPING MARKETS SECURITIES FUND --CLASS 2

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT           VALUE
     DECEMBER 31ST                                                                VALUE
----------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1996             250,000       2,710          1,510         250,000      2,493            1,293
         1997             250,000       3,968          2,408         250,000      3,659            2,099
         1998             250,000       5,397          3,477         250,000      4,992            3,072
         1999             250,000      13,006          10,861        250,000      12,113           9,968
         2000             250,000      10,669          8,524         250,000      9,842            7,697
         2001             250,000      12,392          10,676        250,000      11,303           9,587
         2002

                   TEMPLETON GROWTH SECURITIES FUND - CLASS 2

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1994             250,000       3,063          1,863         250,000      2,833           1,633
         1995             250,000       6,866          5,306         250,000      6,413           4,853
         1996             250,000      11,425          9,505         250,000      10,706          8,786
         1997             250,000      15,716          13,571        250,000      14,709          12,564
         1998             250,000      17,348          15,203        250,000      16,153          14,008
         1999             250,000      20,802          19,086        250,000      19,233          17,517
         2000             250,000      20,224          18,937        250,000      18,509          17,222
         2001             250,000      17,925          17,067        250,000      16,155          15,297
         2002


(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS ARE BASED UPON PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RESULTS.  FUTURE POLICY BENEFITS WILL
FLUCTUATE  BASED UPON ACTUAL  INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE PAST AND WILL DEPEND
ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT  ALLOCATIONS BY THE OWNER. NO REPRESENTATION CAN BE MADE BY SAFECO OR THE
FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.


                             VARIABLE UNIVERSAL LIFE
                    Flexible Premium Variable Life Insurance

                                      MALE
                              PREFERRED NON-SMOKER

Initial Face Amount:                              $250,000 Annual Planned Premium:(1)              $4,000.00
Death Benefit Option:                                    A Issue Age:                                     45
Death Benefits Payable to Age:                          95 Premiums Payable to Age:                       95



                    MUTUAL SHARES SECURITIES FUND -- CLASS 2

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1996             250,000       3,837          2,637         250,000      3,580           2,380
         1997             250,000       8,171          6,611         250,000      7,668           6,108
         1998             250,000      10,805          8,885         250,000      10,139          8,219
         1999             250,000      14,840          12,695        250,000      13,901          11,756
         2000             250,000      18,457          16,312        250,000      17,211          15,066
         2001             250,000      20,577          18,861        250,000      19,044          17,328
         2002


                          WANGER U.S. SMALLER COMPANIES

        POLICY             DEATH       POLICY      CASH SURRENDER     DEATH       POLICY      CASH SURRENDER
       YEAR END           BENEFIT   ACCOUNT VALUE      VALUE         BENEFIT     ACCOUNT          VALUE
     DECEMBER 31ST                                                                VALUE
---------------------------------------------------------------------------------------------------------------
                                BASED UPON CURRENT CHARGES                BASED UPON GUARANTEED CHARGES

         1996             250,000       4,528          3,328         250,000      4,249           3,049
         1997             250,000       9,938          8,378         250,000      9,364           7,804
         1998             250,000      14,055          12,135        250,000      13,245          11,325
         1999             250,000      21,313          19,168        250,000      20,067          17,922
         2000             250,000      22,147          20,002        250,000      20,757          18,612
         2001             250,000      27,859          26,143        250,000      25,966          24,250
         2002



(1)  Assumes the premium  shown is paid at the  beginning  of each policy  year.
     Values would be different if premiums are paid with a different frequency or in different amounts.

THESE  ILLUSTRATIONS  ARE BASED UPON PAST  PERFORMANCE  AND ARE NOT  INDICATIVE OF FUTURE  RESULTS.  FUTURE POLICY
BENEFITS WILL FLUCTUATE BASED UPON ACTUAL INVESTMENT  RESULTS WHICH MAY BE MORE OR LESS THAN THOSE ACHIEVED IN THE
PAST AND WILL DEPEND ON A NUMBER OF FACTORS,  INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER. NO REPRESENTATION
CAN BE MADE BY SAFECO OR THE FUNDS THAT THESE RESULTS CAN BE ACHIEVED IN THE FUTURE.


                           SAFECO SEPARATE ACCOUNT SL
                                     PART C
                               OTHER INFORMATION


Item 27:  Exhibits

Exhibit         Description                                                                  Reference
--------------- ---------------------------------------------------------------------------- ------------------


(a)             Resolution of Board of Directors of the Company authorizing the Separate     1/
                Account



(b)             Custodian Agreements                                                         Not Applicable


(c)             Principal Underwriter's Agreement                                            1/
                Form of Broker-Dealer Selling Agreement                                      Filed Herewith


(d)             Form of Individual Flexible Premium Variable                                 4/
                Life Insurance Policy
                Form of Guaranteed Death Benefit Endorsement                                 Filed Herewith
                Form of Extended Maturity Benefit Endorsement                                Filed Herewith
                Form of Additional Term Insurance Endorsement                                Filed Herewith
                Form of Accidental Death Benefit Endorsement                                 Filed Herewith
                Form of Twenty Year Additional Term Endorsement                              Filed Herewith
                Form of Waiver of Premium - Primary Insured                                  Filed Herewith
                Form of Waiver of Monthly Deduction - Primary Insured                        Filed Herewith
                Form of Insured Children's Term Insurance                                    Filed Herewith
                Form of Guaranteed Insurability Option                                       Filed Herewith


(e)             (i) Application Form (revised 5/02)                                          Filed Herewith
                (ii) Part IV Application Form (revised 7/97)                                 Filed Herewith


(f)             Articles of Incorporation of SAFECO Life Insurance Company as
                Amended 11/26/90                                                             1/
                Bylaws of SAFECO Life Insurance Company as
                Amended 11/08/01                                                             7/


(g)             Reinsurance Agreement                                                        1/


(h)             Participation Agreement (Fidelity VIP I & II)                                1/

                       Form of Sub-Licensing Agreement                                       1/

                       Amendment No. 1 to Participation Agreement (VIP I)                    Filed Herewith

                       Amendment No. 1 to Participation Agreement (VIP II)                   Filed Herewith

                Form of Participation Agreement (Fidelity VIP III)                           4/

                       Amendment No. 1 to Participation Agreement (VIP III)                  Filed Herewith

                Participation Agreement (Lexington)                                          2/

                Participation Agreement (Wanger)                                             4/

                       Amendment No. 1 to Participation Agreement                            7/

                       Administrative Services Agreement                                     4/

                       Amendment No. 1 to Administrative Services Agreement                  4/



                Participation Agreement (ACVP)                                               7/

                       Amendment No. 1 to Participation Agreement                            7/

                       Amendment No. 2 to Participation Agreement                            7/

                       Amendment No. 3 to Participation Agreement                            7/



                Participation Agreement (AIM)                                                7/



                Form of Participation Agreement (Dreyfus)                                    3/



                Participation Agreement (Franklin Templeton)                                 7/

                       Amendment No. 1 to Participation Agreement                            7/

                       Amendment No. 2 to Participation Agreement                            7/



                Form of Participation Agreement (J.P. Morgan)                                3/



                Participation Agreement (Federated)                                          2/

                       Amendment to Participation Agreement                                  7/

                       Amendment No. 2 to Participation Agreement                            Filed Herewith



                Participation Agreement (Scudder)                                            5/

                       Reimbursement Agreement (Scudder)                                     5/

                       Participating Contract and Policy Agreement (Scudder)                 5/

                       Services Agreement (Scudder)                                          6/

                       Letter Amendment to Participation Agreement                           Filed Herewith



                Participation Agreement (INVESCO)                                            7/

                       Amendment No. 1 to Participation Agreement                            7/

                       Amendment No. 2 to Participation Agreement                            Filed Herewith


(i)             Administrative Contracts                                                     Not Applicable


(j)             Other Material Contracts                                                     Not Applicable


(k)             Opinion and Consent of Counsel (Jacqueline M. Veneziani)                     Filed Herewith


(l)             Opinion and Consent of Actuary (Jon David Parker)                            To be filed by
                                                                                             Amendment

(m)             Sample Calculation                                                           To Be Filed
                                                                                             by Amendment


(n))            Consent of Independent Auditor(Ernst & Young)                                To Be Filed
                                                                                             By Amendment

(o)             Omitted Financial Statements                                                 Not Applicable


(p)             Initial Capital Agreements                                                   Not Applicable


(q)             Redeemability Exemption: Description of SAFECO Life Insurance                To be
                Company's Issuance, Transfer and Redemption                                  Filed By Amendment
                Procedures for Policies

1/              Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 1997  (File No. 33-10248).


2/              Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996  (File No. 33-69712).


3/              Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on or about April 28, 2000 (File No. 33-69712).


4/              Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).


5/              Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).


6/              Incorporated by reference to Post Effective Amendment of SAFECO Separate Account C filed with the SEC on April 30, 1998 (File No. 33-69712).


7/              Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).


Item 28. Directors and Officers of the Depositor

Set forth below is a list of each director and officer of SAFECO Life Insurance
Company ("SAFECO") who is engaged in activities relating to SAFECO Separate
Account SL or the variable life insurance policies offered through SAFECO
Separate Account SL.

Name                                     Positions with SAFECO               Principal Business Address
-------------------------------- -------------------------------------- -------------------------------------

Michael S. McGavick                 Director, Chairman of the Board         SAFECO Plaza
                                                                            Seattle, WA 98185

Randall H. Talbot                         Director, President               5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Roger F. Harbin                   Director, Executive Vice President        5069 154th Place N.E.,
                                              and Actuary                   Redmond, WA 98052.

Christine B. Mead                        Director, Senior Vice              SAFECO Plaza
                                         President, Secretary               Seattle, WA 98185

Michael E. LaRocco                             Director                     SAFECO Plaza
                                                                            Seattle, WA 98185

James W. Ruddy                                 Director                     SAFECO Plaza
                                                                            Seattle, WA 98185

Dale E. Lauer                                  Director                     SAFECO Plaza
                                                                            Seattle, WA 98185

Leslie J. Rice                        Vice President, Controller,           5069 154th Place N.E.,
                                          Assistant Secretary               Redmond, WA 98052.

Michael J. Kinzer                    Vice President, Chief Actuary          5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

Ronald L. Spaulding               Director, Vice President, Treasurer       601 Union Street, Suite 2500
                                                                            Seattle, WA 98101-4074.

George C. Pagos                       Associate General Counsel,            5069 154th Place N.E.,
                                            Vice President,                 Redmond, WA 98052.
                                             Assistant
                                             Secretary


Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Separate Account SL ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly owned subsidiary of SAFECO Corporation, which is a publicly owned company. Both companies were organized under Washington law.
SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company, SAFECO Financial Products, Inc. and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a UK Corporation, American States Insurance Company, American States Preferred Insurance Company, American Economy Insurance Company, each an Indiana corporation, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of SAFECO Insurance Company of Indiana, an Indiana corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company and Emerald City Insurance Agency, Inc., both Washington corporations, SAFECO Management Corporation, a New York corporation and SAFECO Insurance Company of Oregon, an Oregon corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life
Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of
Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc. and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas and SAFECO General Agency, Inc. both Texas corporations, SAFECO Financial Institutional Solutions, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-Fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas Lloyds organizations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% S.C. Bellevue, Inc., a Washington Corporation. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.

No person is directly or indirectly controlled by Registrant.

All subsidiaries are included in consolidated financial statements. In addition SAFECO Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.

Item 30:  Indemnification

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

a. SAFECO Securities, Inc., the principal underwriter for the Policies, also acts as the principal underwriter for SAFECO's variable annuity contracts and group variable annuity contracts.

b. The following information is provided for each principal officer and director of the principal underwriter:

Name                                     Positions and Offices               Principal Business Address
                                           with Underwriter
-------------------------------- -------------------------------------- -------------------------------------
Roger F. Harbin                           Director, President               5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

David H. Longhurst                    Vice President, Controller,           4854 154th Place N.E.
                                    Treasurer, Financial Principal          Redmond, WA 98052.
                                             and Secretary

Christine B. Mead                              Director                     SAFECO Plaza
                                                                            Seattle, WA 98185

Ronald L. Spaulding                            Director                     601 Union Street, Suite 2500
                                                                            Seattle, WA 98101-4074.


c. During the fiscal year ended December 31, 2002, SAFECO Investment Services, Inc., through SAFECO Securities, Inc., received $______________ in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. SAFECO Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

Item 32.  Location of Accounts and Records

SAFECO Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052, and/or SAFECO Asset Management Company at 4854 154th Place NE, Redmond, Washington 98052 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 33.  Management Services

Not Applicable

Item 34:  Fee Representation


Pursuant to the Investment Company Act of 1940, SAFECO Life Insurance
Company ("SAFECO") represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the insurance company.

Registrant further represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf thereto duly authorized, in the City of Redmond and State of Washington on the 19th day of December, 2002.

                                             SAFECO Separate Account SL
                                                     (Registrant)

                                             By:   SAFECO Life Insurance Company


                                           By:   /S/ RANDALL H. TALBOT
                                                 -------------------------------
                                                    Randall H. Talbot, President

                                            By: SAFECO Life Insurance Company
                                                              (Depositor)

                                            By:   /s/ Randall H. Talbot
                                                --------------------------------

                                                    RANDALL H. TALBOT, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment of SAFECO Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).


Name                                               Title

/s/ Randall H. Talbot                              Director  and President
------------------------------------
Randall H. Talbot                                  (Principal Executive Officer)

Michael E. LaRocco *                               Director
---------------------------
Michael E. LaRocco


Michael S. McGavick*                               Director and Chairman
--------------------
Michael S. McGavick

Leslie J. Rice *                                   Vice President, Controller and Assistant
----------------
Leslie J. Rice                                     Secretary
                                                   (Principal Accounting Officer)

Christine B. Mead *                                Director, Senior Vice President and
-------------------                                Secretary
Christine B. Mead
------------------

James W. Ruddy *                                   Director
----------------
James W. Ruddy

Ronald L. Spaulding *                              Director, Vice President and Treasurer
---------------------
Ronald L. Spaulding


/s/ Roger F. Harbin                                Director, Executive Vice President, Actuary
--------------------
Roger Harbin

Dale E. Lauer*
----------------
Dale E. Lauer                                      Director





                                    * By /s/  Randall H. Talbot
                                         ----------------------
                                              Randall H. Talbot
                                              Attorney-in-Fact

                                     *By /s/ Roger F. Harbin
                                         ---------------------
                                             Roger F. Harbin
                                             Attorney-in-Fact